Quarterly Holdings Report
for
Fidelity ZERO® Total Market Index Fund
January 31, 2026
TMX-NPRT1-0426
1.9891458.107
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	212,363	19,722,152
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	50,973	1,001,619
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	82,919	919,572
Liberty Global Ltd Class C (b)	69,114	765,783

TOTAL BELGIUM		1,685,355
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	26,232	268,353
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	23,146	6,520,229
TOTAL BERMUDA		6,788,582
CANADA - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	46,333	212,205
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	12,024	775,788
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States)	92,914	10,552,244
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	173,538	3,682,476
Hut 8 Corp (United States) (b)	48,188	2,690,336
TOTAL INFORMATION TECHNOLOGY		6,372,812
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	22,353	539,825
TOTAL CANADA		18,452,874
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	105,244	431,500
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	31,657	195,641
Paper & Forest Products - 0.0%
Mercer International Inc	20,977	42,583
TOTAL GERMANY		238,224
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	240,527	380,033
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	17,919	231,513
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	21,232	187,054
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	7,391	584,555
TOTAL IRELAND		1,003,122
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	79,815	716,739
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	62,890	2,321,270
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	18,654	1,186,767
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	31,220	709,318
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	126,020	28,498,163
TOTAL NETHERLANDS		29,207,481
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	7,882	85,125
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	37,089	286,327
Liberty Latin America Ltd Class C (b)	46,214	359,545
TOTAL COMMUNICATION SERVICES		645,872
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	79,699	1,762,942
Ofg Bancorp	21,402	862,501
Popular Inc	33,308	4,447,617
		7,073,060
Financial Services - 0.0%
EVERTEC Inc	31,034	931,330
TOTAL FINANCIALS		8,004,390
TOTAL PUERTO RICO		8,650,262
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	25,848	1,481,866
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	35,145	4,260,980
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	51,832	1,057,891
TOTAL SWEDEN		5,318,871
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	65,907	1,188,962
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	47,637	2,379,945
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	147,236	32,801,236
TOTAL SWITZERLAND		36,370,143
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	13,017	387,255
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	17,965	8,792,790
TOTAL THAILAND		9,180,045
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	202,215	11,267,420
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	12,403	187,781
TOTAL UNITED KINGDOM		11,455,201
UNITED STATES - 99.4%
Communication Services - 10.2%
Diversified Telecommunication Services - 0.8%
Anterix Inc (b)	8,715	228,899
AST SpaceMobile Inc Class A (b)(c)	120,955	13,451,406
AT&T Inc	3,549,384	93,029,355
Atn International Inc	5,224	126,369
Bandwidth Inc Class A (b)	13,934	194,658
Cogent Communications Holdings Inc	23,963	582,301
Comcast Corp Class A	1,819,856	54,140,716
GCI Liberty Inc/DEL Class A (b)(d)	19,818	0
Globalstar Inc (b)	25,254	1,556,151
IDT Corp Class B	9,971	484,890
Iridium Communications Inc	52,059	1,037,015
Lumen Technologies Inc (b)	472,104	4,163,957
Shenandoah Telecommunications Co	22,304	264,748
Uniti Group Inc (b)	88,840	739,149
Verizon Communications Inc	2,111,117	93,986,929
		263,986,543
Entertainment - 1.3%
AMC Entertainment Holdings Inc Class A (b)(c)	247,497	344,021
Atlanta Braves Holdings Inc Class A (b)	5,020	220,980
Atlanta Braves Holdings Inc Class C (b)	23,250	928,373
Cinemark Holdings Inc	51,411	1,217,412
Electronic Arts Inc	112,331	22,906,538
Eventbrite Inc Class A (b)	39,415	174,214
Liberty Media Corp-Liberty Formula One Class A (b)	16,340	1,302,135
Liberty Media Corp-Liberty Formula One Class C (b)	107,972	9,395,723
Live Nation Entertainment Inc (b)	79,076	11,501,604
Madison Square Garden Entertainment Corp Class A (b)	20,250	1,252,868
Madison Square Garden Sports Corp Class A (b)	8,974	2,544,578
Marcus Corp/The	11,706	176,644
Netflix Inc (b)	2,121,467	177,121,280
ROBLOX Corp Class A (b)	327,903	21,562,901
Roku Inc Class A (b)	65,285	6,215,132
Sphere Entertainment Co Class A (b)(c)	13,440	1,283,654
Starz Entertainment Corp	6,458	64,515
Take-Two Interactive Software Inc (b)	86,960	19,157,288
TKO Group Holdings Inc Class A	33,166	6,718,768
Vivid Seats Inc Class A (b)(c)	2,558	18,648
Walt Disney Co/The	893,774	100,817,707
Warner Bros Discovery Inc (b)	1,240,681	34,168,355
Warner Music Group Corp Class A	73,767	2,211,535
		421,304,873
Interactive Media & Services - 7.7%
Alphabet Inc Class A	2,912,891	984,557,158
Alphabet Inc Class C	2,328,029	788,107,657
Angi Inc Class A (b)	18,123	235,237
Bumble Inc Class A (b)	36,733	123,056
Cargurus Inc Class A (b)	40,638	1,316,671
Cars.com Inc (b)	27,086	307,697
EverQuote Inc Class A (b)	13,814	313,578
fuboTV Inc Class A (b)(c)	165,378	368,793
IAC Inc Class A (b)	32,936	1,216,985
Match Group Inc	117,460	3,658,879
MediaAlpha Inc Class A (b)	16,348	167,240
Meta Platforms Inc Class A	1,090,384	781,260,136
Nextdoor Holdings Inc Class A (b)	110,948	217,458
Pinterest Inc Class A (b)	298,042	6,595,669
QuinStreet Inc (b)	26,796	356,119
Reddit Inc Class A (b)	63,508	11,448,587
Rumble Inc Class A (b)(c)	54,133	308,017
Shutterstock Inc	11,323	224,762
Snap Inc Class A (b)	565,255	3,917,217
TripAdvisor Inc Class A	60,439	803,234
Trump Media & Technology Group Corp (b)	82,620	1,055,884
Yelp Inc Class A (b)	29,410	805,246
Ziff Davis Inc (b)	20,322	776,707
ZipRecruiter Inc Class A (b)	33,020	81,229
ZoomInfo Technologies Inc (b)	137,687	1,108,380
		2,589,331,596
Media - 0.2%
AMC Networks Inc Class A (b)	16,073	123,923
Boston Omaha Corp (b)	10,031	122,479
Cable One Inc	2,246	181,904
Cardlytics Inc (b)(c)	27,986	27,103
Charter Communications Inc Class A (b)(c)	44,051	9,079,792
Clear Channel Outdoor Holdings Inc (b)	162,675	339,991
DoubleVerify Holdings Inc (b)	68,306	739,071
EchoStar Corp Class A (b)(c)	67,302	7,619,932
EW Scripps Co/The Class A (b)	33,093	110,862
Fox Corp Class A	103,903	7,562,060
Fox Corp Class B	74,387	4,877,556
Gray Media Inc	41,900	188,969
Ibotta Inc Class A (b)	6,968	143,959
iHeartMedia Inc Class A (b)	59,401	192,459
John Wiley & Sons Inc Class A	20,031	625,568
Liberty Broadband Corp Class A (b)	7,883	378,542
Liberty Broadband Corp Class C (b)	58,946	2,835,892
Magnite Inc (b)	73,261	1,060,087
MNTN Inc Class A (b)	6,348	58,402
National CineMedia Inc	43,617	157,457
New York Times Co/The Class A	80,652	5,912,598
News Corp Class A	197,755	5,345,318
News Corp Class B	54,666	1,700,112
Nexstar Media Group Inc	14,189	3,013,460
NIQ Global Intelligence Plc	26,017	442,029
Omnicom Group Inc	159,692	12,302,672
Optimum Communications Inc Class A (b)	128,413	196,472
Paramount Skydance Corp Class B	156,699	1,756,596
PubMatic Inc Class A (b)	20,132	146,158
Scholastic Corp	11,372	397,679
Sinclair Inc Class A	19,938	289,300
Sirius XM Holdings Inc	93,583	1,904,414
Stagwell Inc Class A (b)	55,022	330,682
TechTarget Inc (b)(c)	13,980	73,255
TEGNA Inc	79,737	1,527,761
Thryv Holdings Inc (b)	20,219	97,253
Trade Desk Inc (The) Class A (b)	220,535	6,688,827
USA TODAY Co Inc (b)	60,720	359,462
		78,910,056
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure Inc	7,714	371,738
Gogo Inc (b)	42,014	192,844
NII Holdings Inc (b)(c)(d)	11,652	0
Spok Holdings Inc	9,568	131,751
T-Mobile US Inc	240,802	47,488,562
Telephone and Data Systems Inc	48,766	2,200,810
		50,385,705
TOTAL COMMUNICATION SERVICES		3,403,918,773
Consumer Discretionary - 10.4%
Automobile Components - 0.1%
Adient PLC (b)	39,279	817,003
American Axle & Manufacturing Holdings Inc (b)	59,338	472,924
Aptiv PLC (b)	108,138	8,191,454
BorgWarner Inc	107,300	5,087,093
Cooper-Standard Holdings Inc (b)	8,700	272,918
Dana Inc	58,709	1,696,690
Dorman Products Inc (b)	13,900	1,726,380
Fox Factory Holding Corp (b)	21,523	396,023
Gentex Corp	108,817	2,503,879
Gentherm Inc (b)	17,058	545,174
Goodyear Tire & Rubber Co/The (b)	140,755	1,324,505
LCI Industries	12,287	1,802,380
Lear Corp	25,859	3,027,830
Patrick Industries Inc	16,652	2,100,983
Phinia Inc	18,917	1,346,323
QuantumScape Corp Class A (b)(c)	232,550	2,058,068
Solid Power Inc (b)(c)	91,264	408,863
Standard Motor Products Inc	10,276	410,321
Stoneridge Inc (b)	13,821	90,941
Visteon Corp	13,701	1,244,873
XPEL Inc (b)(e)	12,262	631,616
		36,156,241
Automobiles - 2.0%
Ford Motor Co	1,960,147	27,206,840
General Motors Co	467,052	39,232,368
Harley-Davidson Inc	59,397	1,176,061
Lucid Group Inc (b)(c)	69,764	772,287
Rivian Automotive Inc Class A (b)	403,206	5,947,289
Tesla Inc (b)	1,406,823	605,510,687
Thor Industries Inc	26,226	2,933,903
Winnebago Industries Inc	13,859	636,267
		683,415,702
Broadline Retail - 3.6%
Amazon.com Inc (b)	4,870,492	1,165,508,736
Dillard's Inc Class A (c)	1,554	944,148
eBay Inc	226,176	20,631,775
Etsy Inc (b)	49,571	2,625,280
Groupon Inc (b)	13,794	195,185
Kohl's Corp (c)	55,496	969,515
Macy's Inc	133,974	2,682,159
Ollie's Bargain Outlet Holdings Inc (b)	30,829	3,400,747
Savers Value Village Inc (b)(c)	18,155	188,086
		1,197,145,631
Distributors - 0.1%
Genuine Parts Co	70,097	9,742,782
GigaCloud Technology Inc Class A (b)	12,790	510,705
Gold.com Inc	10,233	530,581
LKQ Corp	127,338	4,183,053
Pool Corp	16,372	4,159,961
		19,127,082
Diversified Consumer Services - 0.1%
ADT Inc	253,853	2,030,824
Adtalem Global Education Inc (b)	18,127	1,877,051
American Public Education Inc (b)	8,901	371,884
Bright Horizons Family Solutions Inc (b)	28,225	2,614,482
Carriage Services Inc	7,645	328,047
Coursera Inc (b)	73,763	447,004
Driven Brands Holdings Inc (b)	29,485	458,492
Duolingo Inc Class A (b)	19,997	2,680,798
European Wax Center Inc Class A (b)	14,784	58,101
Frontdoor Inc (b)	36,257	2,143,151
Graham Holdings Co Class B	1,709	1,993,771
Grand Canyon Education Inc (b)	13,889	2,414,464
H&R Block Inc	63,423	2,502,037
KinderCare Learning Cos Inc (b)(c)	16,121	75,285
Laureate Education Inc (b)	67,396	2,311,683
Liberty Live Holdings Inc Class A	10,143	815,903
Liberty Live Holdings Inc Class C	24,999	2,064,417
Lincoln Educational Services Corp (b)	14,959	398,807
Matthews International Corp Class A	15,791	415,145
Mister Car Wash Inc (b)	48,891	271,345
Nerdy Inc Class A (b)(c)	42,186	41,342
Perdoceo Education Corp	29,917	958,242
Service Corp International/US	69,929	5,624,390
Strategic Education Inc	11,868	1,009,017
Stride Inc (b)	21,947	1,856,716
Udemy Inc (b)	46,419	223,275
Universal Technical Institute Inc (b)	25,194	701,149
		36,686,822
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment Inc Class A (b)	29,264	330,976
Airbnb Inc Class A (b)	212,917	27,545,072
Aramark	131,570	5,064,129
Biglari Holdings Inc Class B (b)	305	114,384
BJ's Restaurants Inc (b)	10,886	455,253
Bloomin' Brands Inc	36,857	221,142
Booking Holdings Inc	16,138	80,719,694
Boyd Gaming Corp	28,929	2,445,658
Brinker International Inc (b)	22,278	3,513,686
Caesars Entertainment Inc (b)	102,070	2,112,849
Carnival Corp (b)	543,649	16,320,343
Cava Group Inc (b)(c)	50,043	3,033,607
Cheesecake Factory Inc/The (c)	22,964	1,330,993
Chipotle Mexican Grill Inc (b)	662,133	25,737,110
Choice Hotels International Inc (c)	10,261	1,054,831
Churchill Downs Inc	32,991	3,244,995
Cracker Barrel Old Country Store Inc	10,796	325,176
Darden Restaurants Inc	58,239	11,609,945
Dave & Buster's Entertainment Inc (b)(c)	13,087	245,643
Dine Brands Global Inc (c)	7,224	248,433
Domino's Pizza Inc	15,582	6,393,762
DoorDash Inc Class A (b)	187,187	38,302,204
DraftKings Inc Class A (b)	248,902	6,847,294
Dutch Bros Inc Class A (b)	63,425	3,449,686
El Pollo Loco Holdings Inc (b)	10,952	110,944
Expedia Group Inc Class A	58,585	15,515,651
First Watch Restaurant Group Inc (b)	22,081	353,075
Flutter Entertainment PLC (b)	87,808	14,501,491
Global Business Travel Group I Class A (b)	63,063	431,982
Golden Entertainment Inc	9,527	256,467
Hilton Grand Vacations Inc (b)	30,311	1,367,329
Hilton Worldwide Holdings Inc	116,324	34,723,877
Hyatt Hotels Corp Class A (c)	20,830	3,257,187
Jack in the Box Inc (c)	9,609	201,501
Krispy Kreme Inc	46,336	145,958
Kura Sushi USA Inc Class A (b)	3,105	207,445
Las Vegas Sands Corp	152,374	8,034,681
Life Time Group Holdings Inc (b)	77,063	2,247,928
Lindblad Expeditions Holdings Inc (b)	19,590	326,565
Lucky Strike Entertainment Corp Class A	8,191	66,346
Marriott International Inc/MD Class A1	111,503	35,156,896
Marriott Vacations Worldwide Corp	13,993	759,960
McDonald's Corp	356,525	112,305,375
MGM Resorts International (b)	102,547	3,439,426
Monarch Casino & Resort Inc	6,129	560,987
Norwegian Cruise Line Holdings Ltd (b)	227,573	4,997,503
Papa John's International Inc	16,585	583,294
Penn Entertainment Inc (b)	65,144	836,449
Planet Fitness Inc Class A (b)	41,596	3,786,900
Portillo's Inc Class A (b)(c)	34,647	195,756
Pursuit Attractions and Hospitality Inc (b)	11,203	389,080
Rci Hospitality Holdings Inc	3,746	90,054
Red Rock Resorts Inc Class A	24,388	1,539,614
Royal Caribbean Cruises Ltd	126,987	41,226,330
Rush Street Interactive Inc Class A (b)	49,952	882,652
Sabre Corp (b)	186,797	242,836
Serve Robotics Inc (b)(c)	30,210	315,090
Shake Shack Inc Class A (b)	19,991	1,770,603
Six Flags Entertainment Corp (b)	50,668	912,531
Starbucks Corp	569,233	52,340,974
Sweetgreen Inc Class A (b)	53,233	326,851
Target Hospitality Corp (b)	15,365	105,865
Texas Roadhouse Inc	33,229	5,976,568
Travel + Leisure Co	32,431	2,255,252
United Parks & Resorts Inc (b)(c)	13,465	506,957
Vail Resorts Inc (c)	17,932	2,386,211
Viking Holdings Ltd (b)	91,608	6,609,517
Wendy's Co/The (c)	78,584	612,169
Wingstop Inc	13,868	3,680,983
Wyndham Hotels & Resorts Inc	37,749	2,747,750
Wynn Resorts Ltd	42,386	4,554,376
Xponential Fitness Inc Class A (b)(c)	12,753	101,259
Yum! Brands Inc	139,037	21,620,254
		636,231,614
Household Durables - 0.4%
Beazer Homes USA Inc (b)	13,145	283,538
Cavco Industries Inc (b)	3,902	1,919,862
Century Communities Inc	12,695	799,531
Champion Homes Inc (b)	27,870	2,184,451
Cricut Inc Class A	24,750	110,633
DR Horton Inc	137,472	20,461,332
Dream Finders Homes Inc Class A (b)(c)	15,023	276,273
Ethan Allen Interiors Inc	11,809	270,780
Flexsteel Industries Inc	1,756	70,292
Garmin Ltd	81,805	16,495,160
Green Brick Partners Inc (b)	15,616	1,083,594
Helen of Troy Ltd (b)	10,506	173,979
Hovnanian Enterprises Inc Class A (b)	2,117	238,480
Installed Building Products Inc	11,299	3,255,694
KB Home	32,494	1,869,705
La-Z-Boy Inc	20,795	757,146
Legacy Housing Corp (b)	5,009	103,937
Leggett & Platt Inc	68,067	794,342
Lennar Corp Class A	105,205	11,504,167
Lennar Corp Class B	7,605	770,082
LGI Homes Inc (b)	10,516	526,957
Lovesac Co/The (b)	6,781	90,323
M/I Homes Inc (b)	13,188	1,763,236
Meritage Homes Corp	35,354	2,457,457
Mohawk Industries Inc (b)	25,990	3,076,696
Newell Brands Inc	209,435	890,099
NVR Inc (b)	1,426	10,888,551
PulteGroup Inc	97,624	12,211,786
SharkNinja Inc (b)	35,218	4,162,768
Smith Douglas Homes Corp Class A (b)(c)	4,050	73,061
Somnigroup International Inc	105,130	9,235,671
Sonos Inc (b)	59,634	855,748
Taylor Morrison Home Corp (b)	48,486	2,955,222
Toll Brothers Inc	48,153	6,957,627
TopBuild Corp (b)	14,125	6,611,206
Tri Pointe Homes Inc (b)	41,967	1,399,599
Whirlpool Corp (c)	28,211	2,256,598
		129,835,583
Leisure Products - 0.1%
Acushnet Holdings Corp	13,972	1,354,446
Brunswick Corp/DE	32,270	2,588,699
Callaway Golf Co (b)	69,812	1,001,802
Funko Inc Class A (b)	15,901	64,557
Hasbro Inc	66,821	5,967,784
JAKKS Pacific Inc	4,016	73,371
Johnson Outdoors Inc Class A	3,500	158,865
Latham Group Inc (b)	21,047	132,386
Malibu Boats Inc Class A (b)	8,908	289,510
MasterCraft Boat Holdings Inc (b)	5,769	124,206
Mattel Inc (b)	154,707	3,231,829
Peloton Interactive Inc Class A (b)	202,841	1,133,881
Polaris Inc	26,928	1,719,084
Smith & Wesson Brands Inc	20,668	225,695
Sturm Ruger & Co Inc	7,937	291,209
YETI Holdings Inc (b)	39,053	1,785,113
		20,142,437
Specialty Retail - 1.8%
1-800-Flowers.com Inc Class A (b)(c)	10,791	46,616
Abercrombie & Fitch Co Class A (b)	23,418	2,286,299
Academy Sports & Outdoors Inc	33,073	1,819,346
Advance Auto Parts Inc	30,124	1,446,253
America's Car-Mart Inc/TX (b)	3,537	90,972
American Eagle Outfitters Inc	78,673	1,833,868
Arhaus Inc Class A (b)	24,920	253,686
Arko Corp	39,648	210,531
Asbury Automotive Group Inc (b)	9,661	2,265,601
AutoNation Inc (b)	13,585	2,784,653
AutoZone Inc (b)	8,330	30,856,736
BARK Inc (b)	55,352	49,263
Barnes & Noble Education Inc (b)	9,678	86,618
Bath & Body Works Inc	102,780	2,240,604
Bed Bath & Beyond Inc (b)	35,729	211,158
Best Buy Co Inc	97,779	6,365,413
Boot Barn Holdings Inc (b)	15,301	2,730,922
Buckle Inc/The	14,771	698,668
Build-A-Bear Workshop Inc	6,323	377,357
Burlington Stores Inc (b)	31,206	9,232,607
Caleres Inc	15,733	192,257
Camping World Holdings Inc Class A	31,993	421,988
CarMax Inc (b)	73,104	3,256,052
Carvana Co Class A (b)	70,813	28,403,802
Chewy Inc Class A (b)	112,444	3,273,245
Citi Trends Inc (b)	3,572	154,132
Designer Brands Inc Class A	16,567	105,035
Dick's Sporting Goods Inc	33,234	6,713,268
EVgo Inc Class A (b)	71,489	215,182
Five Below Inc (b)	27,622	5,293,480
Floor & Decor Holdings Inc Class A (b)	53,727	3,543,833
GameStop Corp Class A (b)(c)	205,769	4,913,764
Gap Inc/The	113,606	3,178,696
Genesco Inc (b)	5,056	146,270
Group 1 Automotive Inc	6,164	2,183,659
Haverty Furniture Cos Inc	7,224	182,912
Home Depot Inc/The	498,367	186,683,295
J Jill Inc	3,396	53,012
Lands' End Inc (b)(c)	5,550	98,568
Lithia Motors Inc Class A	12,178	3,938,852
Lowe's Cos Inc	280,832	74,998,994
MarineMax Inc (b)	9,084	245,541
Monro Inc	14,230	266,386
Murphy USA Inc	8,537	3,606,968
National Vision Holdings Inc (b)	39,809	1,048,967
O'Reilly Automotive Inc (b)	422,687	41,596,628
OneWater Marine Inc Class A (b)	6,100	81,008
Penske Automotive Group Inc	9,293	1,457,049
Petco Health & Wellness Co Inc Class A (b)	41,438	111,468
RealReal Inc/The (b)	48,211	707,255
Revolve Group Inc Class A (b)	20,454	565,553
RH (b)	7,699	1,530,792
Ross Stores Inc	162,866	30,724,671
Sally Beauty Holdings Inc (b)	48,713	741,412
Shoe Carnival Inc	8,164	155,606
Signet Jewelers Ltd	20,477	1,889,413
Sleep Number Corp (b)(c)	12,974	151,017
Sonic Automotive Inc Class A	7,061	423,378
Stitch Fix Inc Class A (b)	60,662	291,178
ThredUp Inc Class A (b)	47,878	243,220
TJX Cos Inc/The	557,222	83,477,428
Tractor Supply Co	265,119	13,489,255
Ulta Beauty Inc (b)	22,443	14,528,700
Upbound Group Inc	25,428	480,589
Urban Outfitters Inc (b)	26,807	1,899,276
Valvoline Inc (b)	63,870	2,089,826
Victoria's Secret & Co (b)	40,106	2,186,178
Warby Parker Inc Class A (b)	49,355	1,259,046
Wayfair Inc Class A (b)	53,587	5,545,719
Williams-Sonoma Inc	61,178	12,520,078
Winmark Corp	1,480	667,021
Zumiez Inc (b)	6,881	169,341
		617,987,434
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (b)	59,863	1,351,108
Carter's Inc	18,635	644,957
Columbia Sportswear Co	12,471	689,397
Crocs Inc (b)	25,876	2,171,514
Deckers Outdoor Corp (b)	72,991	8,710,746
Figs Inc Class A (b)	77,835	841,396
G-III Apparel Group Ltd	18,845	553,101
Kontoor Brands Inc	25,387	1,516,366
Lakeland Industries Inc	6,100	57,462
Levi Strauss & Co Class A	49,364	981,356
Lululemon Athletica Inc (b)	54,064	9,434,168
Movado Group Inc	7,689	175,309
NIKE Inc Class B	595,649	36,817,065
Oxford Industries Inc	6,933	255,481
PVH Corp	23,817	1,485,228
Ralph Lauren Corp Class A	19,362	6,842,724
Steven Madden Ltd	36,118	1,584,858
Tapestry Inc	102,321	12,985,558
Under Armour Inc Class A (b)(c)	80,762	498,302
Under Armour Inc Class C (b)(c)	74,914	454,728
VF Corp	165,801	3,248,042
Wolverine World Wide Inc	41,410	733,785
		92,032,651
TOTAL CONSUMER DISCRETIONARY		3,468,761,197
Consumer Staples - 4.7%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (b)	3,900	833,118
Brown-Forman Corp Class A	30,652	853,045
Brown-Forman Corp Class B (c)	85,114	2,329,570
Celsius Holdings Inc (b)	80,194	4,208,581
Coca-Cola Co/The	1,937,882	144,972,953
Coca-Cola Consolidated Inc	28,342	4,309,685
Constellation Brands Inc Class A	70,773	11,090,129
Keurig Dr Pepper Inc	681,086	18,689,000
MGP Ingredients Inc	6,351	158,203
Molson Coors Beverage Co Class B	84,696	4,068,796
Monster Beverage Corp (b)	357,045	28,834,954
National Beverage Corp (b)	11,997	408,858
PepsiCo Inc	684,515	105,162,039
Primo Brands Corp Class A	126,566	2,397,160
Vita Coco Co Inc/The (b)	21,622	1,153,534
		329,469,625
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	198,689	3,308,172
Andersons Inc/The	16,956	1,051,102
BJ's Wholesale Club Holdings Inc (b)	66,115	6,111,671
Casey's General Stores Inc	18,606	11,284,539
Chefs' Warehouse Inc/The (b)	18,079	1,137,169
Costco Wholesale Corp	221,872	208,615,148
Dollar General Corp	110,177	15,802,687
Dollar Tree Inc (b)	94,917	11,161,290
Grocery Outlet Holding Corp (b)	47,714	454,714
Ingles Markets Inc Class A	6,762	506,203
Kroger Co/The	305,605	19,207,274
Maplebear Inc (b)	92,477	3,436,445
Natural Grocers by Vitamin Cottage Inc	4,797	131,054
Performance Food Group Co (b)	78,532	7,495,879
PriceSmart Inc	12,810	1,821,710
Sprouts Farmers Market Inc (b)	48,866	3,465,088
Sysco Corp	239,670	20,096,330
Target Corp	227,526	23,997,167
United Natural Foods Inc (b)	30,060	1,119,134
US Foods Holding Corp (b)	111,595	9,331,574
Walmart Inc	2,195,365	261,555,787
Weis Markets Inc	4,637	329,923
		611,420,060
Food Products - 0.5%
Alico Inc	2,687	111,000
Archer-Daniels-Midland Co	240,315	16,175,603
B&G Foods Inc	35,353	154,493
Beyond Meat Inc (b)(c)	229,686	175,296
BRC Inc Class A (b)	49,180	40,676
Bunge Global SA	67,672	7,706,487
Cal-Maine Foods Inc	22,902	1,913,004
Calavo Growers Inc	7,704	195,990
Campbell's Company/The	99,293	2,778,218
Conagra Brands Inc	239,262	4,428,740
Darling Ingredients Inc (b)	79,444	3,627,413
Flowers Foods Inc	108,787	1,243,435
Fresh Del Monte Produce Inc	17,303	686,237
Freshpet Inc (b)	24,219	1,688,064
General Mills Inc	268,580	12,424,511
Hain Celestial Group Inc (b)	38,332	46,381
Hershey Co/The	74,153	14,441,297
Hormel Foods Corp	145,995	3,592,937
Ingredion Inc	31,655	3,738,456
J & J Snack Foods Corp	7,565	718,675
JM Smucker Co	53,529	5,613,051
John B Sanfilippo & Son Inc	4,282	346,414
Kraft Heinz Co/The	427,776	10,155,402
Lamb Weston Holdings Inc	70,241	3,226,169
Limoneira Co	8,370	120,528
Mama's Creations Inc (b)	20,248	305,745
Marzetti Company/The	10,278	1,763,396
McCormick & Co Inc/MD	126,459	7,818,960
Mission Produce Inc (b)	21,170	284,948
Mondelez International Inc	646,159	37,780,917
Pilgrim's Pride Corp	21,232	920,832
Post Holdings Inc (b)	23,666	2,421,268
Seaboard Corp	133	675,943
Seneca Foods Corp Class A (b)	2,393	285,557
Simply Good Foods Co/The (b)	46,909	880,482
Tootsie Roll Industries Inc Class A	9,694	367,209
TreeHouse Foods Inc (b)	21,961	541,119
Tyson Foods Inc Class A	141,714	9,258,176
Utz Brands Inc Class A	39,729	418,744
Vital Farms Inc (b)(c)	18,839	535,970
Westrock Coffee Co (b)	15,412	74,440
		159,682,183
Household Products - 0.8%
Central Garden & Pet Co (b)	6,228	210,693
Central Garden & Pet Co Class A (b)	24,063	738,012
Church & Dwight Co Inc	120,251	11,574,159
Clorox Co/The	60,970	6,876,806
Colgate-Palmolive Co	403,839	36,462,623
Energizer Holdings Inc	29,724	648,875
Kimberly-Clark Corp	166,156	16,613,938
Oil-Dri Corp of America	5,043	305,354
Procter & Gamble Co/The	1,169,926	177,559,669
Reynolds Consumer Products Inc	27,051	626,772
Spectrum Brands Holdings Inc	11,931	760,124
WD-40 Co	6,842	1,582,076
		253,959,101
Personal Care Products - 0.0%
BellRing Brands Inc (b)	62,634	1,557,708
Coty Inc Class A (b)	177,908	563,968
Edgewell Personal Care Co	22,348	434,892
elf Beauty Inc (b)	29,816	2,534,062
Estee Lauder Cos Inc/The Class A	122,917	14,169,872
Herbalife Ltd (b)	51,828	893,515
Honest Co Inc/The (b)	47,562	117,478
Interparfums Inc	9,346	911,889
Kenvue Inc	959,976	16,703,582
Medifast Inc (b)(c)	4,771	54,580
Nu Skin Enterprises Inc Class A	24,447	259,383
Olaplex Holdings Inc (b)	62,922	99,417
USANA Health Sciences Inc (b)	5,109	110,865
		38,411,211
Tobacco - 0.6%
Altria Group Inc	840,554	52,105,942
Philip Morris International Inc	779,423	139,859,663
Turning Point Brands Inc	9,600	1,163,040
Universal Corp/VA	11,979	677,892
		193,806,537
TOTAL CONSUMER STAPLES		1,586,748,717
Energy - 3.2%
Energy Equipment & Services - 0.3%
Archrock Inc	87,309	2,583,473
Atlas Energy Solutions Inc	38,167	445,409
Baker Hughes Co Class A	493,957	27,681,350
Bristow Group Inc (b)	12,531	550,863
Cactus Inc Class A	34,257	1,926,271
Core Laboratories Inc	24,076	470,445
DMC Global Inc (b)	10,437	89,758
Expro Group Holdings NV (b)	50,271	804,839
Halliburton Co	422,802	14,172,323
Helix Energy Solutions Group Inc (b)	66,174	525,422
Helmerich & Payne Inc	49,494	1,676,857
Innovex International Inc (b)	19,285	479,232
Kodiak Gas Services Inc	41,288	1,734,509
Liberty Energy Inc Class A	81,186	2,001,235
Nabors Industries Ltd (b)	7,597	507,783
Natural Gas Services Group Inc	6,097	211,200
Noble Corp PLC (c)	63,243	2,252,716
NOV Inc	181,610	3,332,544
Oceaneering International Inc (b)	49,743	1,497,264
Oil States International Inc (b)	28,124	238,210
Patterson-UTI Energy Inc	171,025	1,287,818
ProPetro Holding Corp (b)	39,858	457,968
Ranger Energy Services Inc Class A	7,465	115,110
RPC Inc	47,160	313,614
Select Water Solutions Inc Class A	50,039	604,972
SLB Ltd	747,813	36,179,194
Solaris Energy Infrastructure Inc Class A	22,891	1,263,354
TETRA Technologies Inc (b)	66,970	763,458
Tidewater Inc (b)	23,604	1,475,014
Transocean Ltd (b)	496,051	2,465,373
Valaris Ltd (b)	32,645	1,884,596
Weatherford International PLC	35,848	3,372,580
		113,364,754
Oil, Gas & Consumable Fuels - 2.9%
Amplify Energy Corp (b)	16,571	83,186
Antero Midstream Corp	167,357	3,149,659
Antero Resources Corp (b)	147,656	5,370,249
APA Corp	177,657	4,691,921
California Resources Corp	39,307	2,102,925
Calumet Inc (b)	32,118	719,764
Centrus Energy Corp Class A (b)(c)	8,781	2,443,577
Cheniere Energy Inc	107,735	22,788,107
Chevron Corp	947,588	167,628,317
Chord Energy Corp	28,723	2,879,194
Clean Energy Fuels Corp (b)	79,248	174,346
CNX Resources Corp (b)	67,334	2,612,559
Comstock Resources Inc (b)(c)	39,367	958,586
ConocoPhillips	618,813	64,498,879
Core Natural Resources Inc	25,614	2,443,063
Coterra Energy Inc	381,991	11,020,440
Crescent Energy Co Class A	122,673	1,198,515
CVR Energy Inc (b)	14,545	330,753
Delek US Holdings Inc	30,043	886,569
Devon Energy Corp	314,818	12,658,832
Diamondback Energy Inc	93,435	15,318,668
Dorian LPG Ltd	18,767	554,190
DT Midstream Inc	50,859	6,409,251
EOG Resources Inc	271,844	30,481,868
EQT Corp	312,649	18,049,227
Excelerate Energy Inc Class A	11,798	440,655
Expand Energy Corp	119,281	13,408,377
Exxon Mobil Corp	2,111,369	298,547,577
FutureFuel Corp	16,496	54,271
Gevo Inc (b)	116,732	228,795
Granite Ridge Resources Inc	33,656	168,953
Green Plains Inc (b)	36,101	413,717
Gulfport Energy Corp (b)	7,846	1,601,918
HF Sinclair Corp	78,376	4,074,768
HighPeak Energy Inc Class A (c)	11,790	53,644
International Seaways Inc	20,363	1,214,653
Kinder Morgan Inc	980,404	29,892,518
Kinetik Holdings Inc Class A	23,527	962,490
Magnolia Oil & Gas Corp Class A	92,608	2,362,430
Marathon Petroleum Corp	150,512	26,518,709
Matador Resources Co	58,823	2,661,153
Murphy Oil Corp	67,389	2,027,735
New Fortress Energy Inc Class A (b)(c)	59,932	79,710
NextDecade Corp (b)(c)	70,964	375,400
Northern Oil & Gas Inc	49,464	1,236,600
Occidental Petroleum Corp	360,384	16,357,830
ONEOK Inc	315,203	24,960,926
Ovintiv Inc	127,056	5,523,124
Par Pacific Holdings Inc (b)	24,987	943,009
PBF Energy Inc Class A	41,452	1,386,984
Peabody Energy Corp	60,809	2,144,125
Permian Resources Holdings Inc/DE Class A	347,159	5,599,675
Phillips 66	201,776	28,966,963
Range Resources Corp	118,905	4,500,554
REX American Resources Corp (b)	14,310	483,821
Riley Exploration Permian Inc	5,999	168,272
Ring Energy Inc (b)	63,703	75,807
Sable Offshore Corp (b)(c)	61,575	596,046
SandRidge Energy Inc	15,962	252,998
SM Energy Co	57,072	1,111,192
Summit Midstream Corp Class A (b)	6,009	172,518
Talos Energy Inc (b)	64,949	774,192
Targa Resources Corp	107,525	21,610,375
Texas Pacific Land Corp	28,984	10,096,866
Uranium Energy Corp (b)(c)	241,610	4,165,356
VAALCO Energy Inc	49,921	256,594
Valero Energy Corp	152,731	27,709,985
Viper Energy Inc Class A	84,741	3,587,934
Vitesse Energy Inc	15,021	314,840
W&T Offshore Inc	42,883	93,056
Williams Cos Inc/The	611,525	41,131,172
World Kinect Corp	27,504	740,133
		969,501,065
TOTAL ENERGY		1,082,865,819
Financials - 13.2%
Banks - 3.8%
1st Source Corp	9,350	629,536
Amalgamated Financial Corp	11,268	437,649
Amerant Bancorp Inc Class A	19,999	433,978
Ameris Bancorp	31,777	2,561,862
Associated Banc-Corp	82,160	2,239,682
Atlantic Union Bankshares Corp	70,278	2,729,598
Avidia Bancorp Inc	10,075	185,279
Axos Financial Inc (b)	28,812	2,852,100
Banc of California Inc	67,724	1,353,126
BancFirst Corp	10,108	1,111,375
Bancorp Inc/The (b)	21,976	1,306,253
Bank First Corp	4,611	643,419
Bank of America Corp	3,362,611	178,890,905
Bank of Hawaii Corp	19,473	1,456,191
Bank of Marin Bancorp	9,187	246,671
Bank OZK	52,486	2,496,234
BankUnited Inc	37,355	1,773,242
Banner Corp	16,499	1,020,298
Bar Harbor Bankshares	9,013	305,631
Beacon Financial Corp	40,553	1,149,678
BOK Financial Corp	11,027	1,432,848
Burke & Herbert Financial Services Corp	7,261	475,450
Business First Bancshares Inc	15,461	435,536
Byline Bancorp Inc	16,669	532,241
California BanCorp	10,555	189,884
Camden National Corp	9,836	467,899
Capital Bancorp Inc	5,363	164,751
Capitol Federal Financial Inc	60,231	438,482
Cathay General Bancorp	34,442	1,762,742
Central Pacific Financial Corp	15,018	489,136
Citigroup Inc	895,559	103,625,132
Citizens Financial Group Inc	219,193	13,804,775
City Holding Co	7,414	912,589
CNB Financial Corp/PA	14,932	413,616
Coastal Financial Corp/WA Class A (b)	6,296	603,031
Columbia Banking System Inc	148,918	4,384,146
Columbia Financial Inc (b)	12,442	202,431
Commerce Bancshares Inc/MO	64,466	3,393,490
Community Financial System Inc	25,723	1,607,688
Community Trust Bancorp Inc	8,486	523,586
Connectone Bancorp Inc	25,062	667,150
Cullen/Frost Bankers Inc	31,884	4,394,253
Customers Bancorp Inc (b)	16,054	1,268,587
CVB Financial Corp	63,555	1,252,669
Dime Community Bancshares Inc	20,361	692,681
Eagle Bancorp Inc	14,322	383,257
East West Bancorp Inc	69,762	7,983,563
Eastern Bankshares Inc	110,169	2,256,812
Enterprise Financial Services Corp	18,110	1,038,609
Equity Bancshares Inc Class A	6,944	320,257
Esquire Financial Holdings Inc	3,401	362,649
Farmers National Banc Corp	17,168	222,841
FB Bancorp Inc (b)	9,352	121,202
FB Financial Corp	20,384	1,172,692
Fifth Third Bancorp	332,991	16,722,808
Financial Institutions Inc	9,278	305,617
First Bancorp/Southern Pines NC	20,203	1,170,360
First Busey Corp	43,787	1,079,350
First Business Financial Services Inc	4,411	252,839
First Citizens BancShares Inc/NC Class A	5,068	10,488,581
First Commonwealth Financial Corp	50,509	910,677
First Community Bankshares Inc	9,798	352,924
First Financial Bancorp	50,256	1,444,357
First Financial Bankshares Inc	65,693	2,090,351
First Financial Corp	6,213	404,839
First Foundation Inc (b)	41,431	260,187
First Hawaiian Inc	62,469	1,658,552
First Horizon Corp	246,209	6,029,658
First Interstate BancSystem Inc Class A	44,701	1,585,544
First Merchants Corp	29,665	1,179,480
First Mid Bancshares Inc	11,509	484,529
Firstsun Capital Bancorp (b)	5,084	200,716
Five Star Bancorp	9,730	385,503
Flagstar Financial Inc	150,762	1,993,074
Flushing Financial Corp	16,464	259,967
FNB Corp/PA	176,313	3,094,293
Fulton Financial Corp	90,546	1,869,775
German American Bancorp Inc	18,671	785,489
Glacier Bancorp Inc	64,392	3,263,387
Great Southern Bancorp Inc	3,964	243,310
Hancock Whitney Corp	41,605	2,862,424
Hanmi Financial Corp	13,794	366,507
Heritage Commerce Corp	28,052	357,102
Heritage Financial Corp Wash	19,077	492,377
Hilltop Holdings Inc	21,702	812,740
Hingham Institution For Savings The	983	293,376
Home BancShares Inc/AR	90,821	2,624,727
HomeTrust Bancshares Inc	6,340	273,381
Hope Bancorp Inc	64,167	768,721
Horizon Bancorp Inc/IN	23,936	421,752
Huntington Bancshares Inc/OH	784,861	13,719,370
Independent Bank Corp	25,069	2,025,074
Independent Bank Corp/MI	9,530	334,980
International Bancshares Corp	27,295	1,900,824
JPMorgan Chase & Co	1,362,805	416,868,422
Kearny Financial Corp/MD	27,474	214,022
KeyCorp	463,583	9,976,306
Lakeland Financial Corp	13,214	787,554
Live Oak Bancshares Inc	17,941	716,922
M&T Bank Corp	76,863	17,030,535
Mechanics Bancorp Class A	25,554	383,054
Mercantile Bank Corp	9,018	468,756
Metropolitan Bank Holding Corp	4,447	411,792
Mid Penn Bancorp Inc	10,935	360,746
Midland States Bancorp Inc	10,937	249,910
MidWestOne Financial Group Inc	11,053	511,975
National Bank Holdings Corp Class A	19,808	795,885
NB Bancorp Inc	21,827	474,082
Nbt Bancorp Inc	27,179	1,207,563
Nicolet Bankshares Inc	6,744	984,489
Northeast Bank	3,592	413,906
Northeast Community Bancorp Inc	6,071	143,276
Northfield Bancorp Inc	17,008	209,539
Northrim BanCorp Inc	10,028	236,260
Northwest Bancshares Inc	72,642	935,629
OceanFirst Financial Corp	26,931	504,956
Old National Bancorp/IN	173,586	4,240,706
Old Second Bancorp Inc	26,444	524,649
Origin Bancorp Inc	15,217	651,744
Orrstown Financial Services Inc	8,876	319,714
Park National Corp	7,023	1,144,328
Pathward Financial Inc	11,048	997,524
Peapack-Gladstone Financial Corp	6,988	221,659
Peoples Bancorp Inc/OH	16,603	539,930
Peoples Financial Services Corp	4,370	227,677
Pinnacle Financial Partners Inc	38,233	3,635,576
PNC Financial Services Group Inc/The	196,160	43,802,528
Preferred Bank/Los Angeles CA	5,642	483,914
Prosperity Bancshares Inc	47,445	3,274,179
Provident Financial Services Inc	66,423	1,470,605
QCR Holdings Inc	8,021	723,975
Regions Financial Corp	437,726	12,475,191
Renasant Corp	47,954	1,808,345
Republic Bancorp Inc/KY Class A	4,569	331,755
S&T Bancorp Inc	20,346	867,553
Seacoast Banking Corp of Florida	49,172	1,644,312
ServisFirst Bancshares Inc	25,354	2,075,225
Shore Bancshares Inc	13,928	264,214
Simmons First National Corp Class A	70,342	1,430,053
SmartFinancial Inc	6,502	259,560
Southern Missouri Bancorp Inc	4,278	267,674
Southside Bancshares Inc	15,928	512,722
SOUTHSTATE BANK CORP	49,931	5,109,439
Stellar Bancorp Inc	23,749	882,038
Stock Yards Bancorp Inc	14,331	970,065
Texas Capital Bancshares Inc (b)	22,865	2,313,252
TFS Financial Corp	27,162	382,305
Third Coast Bancshares Inc (b)	5,879	238,452
Tompkins Financial Corp	7,016	562,122
Towne Bank/Portsmouth VA	35,703	1,249,605
TriCo Bancshares	16,340	814,059
Triumph Financial Inc (b)	11,259	710,330
Truist Financial Corp	641,732	32,997,859
TrustCo Bank Corp NY	8,705	377,797
Trustmark Corp	30,609	1,301,495
UMB Financial Corp	35,706	4,539,661
United Bankshares Inc/WV	70,151	2,969,492
United Community Bank/SC	61,245	2,108,665
Unity Bancorp Inc	2,785	150,279
Univest Financial Corp	13,164	436,255
US Bancorp	777,297	43,614,135
Valley National Bancorp	237,952	2,964,882
WaFd Inc	40,005	1,304,963
Washington Trust Bancorp Inc	9,786	336,345
Webster Financial Corp	80,434	5,290,144
Wells Fargo & Co	1,571,314	142,188,204
WesBanco Inc	48,269	1,703,413
Westamerica BanCorp	12,583	636,448
Western Alliance Bancorp	51,690	4,608,164
Wintrust Financial Corp	33,187	4,894,751
WSFS Financial Corp	26,878	1,739,813
Zions Bancorp NA	73,772	4,419,681
		1,257,483,908
Capital Markets - 3.4%
Acadian Asset Management Inc	13,028	722,012
Affiliated Managers Group Inc	14,003	4,384,199
Ameriprise Financial Inc	46,482	24,504,846
Ares Management Corp Class A	103,007	15,417,058
Artisan Partners Asset Management Inc Class A	37,934	1,688,822
Bank of New York Mellon Corp/The	348,871	41,836,610
BGC Group Inc Class A	180,084	1,640,565
Blackrock Inc	72,228	80,818,798
Blackstone Inc	369,689	52,651,107
Blue Owl Capital Inc Class A	316,676	4,319,461
Carlyle Group Inc/The	130,293	7,658,623
Cboe Global Markets Inc	52,342	13,873,771
Charles Schwab Corp/The	835,957	86,872,651
CME Group Inc Class A	180,535	52,185,447
Cohen & Steers Inc	14,217	913,584
Coinbase Global Inc Class A (b)	114,243	22,247,682
Diamond Hill Investment Group Inc	1,274	218,299
DigitalBridge Group Inc Class A	82,537	1,270,244
Donnelley Financial Solutions Inc (b)	13,478	697,487
Evercore Inc Class A	19,374	6,844,253
FactSet Research Systems Inc	18,738	4,766,198
Federated Hermes Inc Class B	36,563	1,948,077
Franklin Resources Inc	153,805	4,094,289
GCM Grosvenor Inc Class A	29,353	332,276
Goldman Sachs Group Inc/The	150,113	140,417,201
Hamilton Lane Inc Class A	20,379	2,878,330
Houlihan Lokey Inc Class A	27,223	4,582,175
Interactive Brokers Group Inc Class A	223,020	16,699,738
Intercontinental Exchange Inc	285,402	49,597,160
Invesco Ltd	222,570	6,073,935
Janus Henderson Group PLC	61,732	2,971,161
Jefferies Financial Group Inc	83,193	5,089,748
KKR & Co Inc Class A	343,588	39,258,365
Lazard Inc	56,725	3,047,267
LPL Financial Holdings Inc	40,008	14,582,916
MarketAxess Holdings Inc	18,511	3,132,617
Miami International Holdings Inc	11,287	471,007
Moelis & Co Class A	37,171	2,664,046
Moody's Corp	76,778	39,583,666
Morgan Stanley	604,474	110,497,847
Morningstar Inc	11,827	2,390,118
MSCI Inc	37,606	22,910,327
Nasdaq Inc	225,628	21,861,097
Northern Trust Corp	94,816	14,168,355
Open Lending Corp (b)	50,565	90,510
Oppenheimer Holdings Inc Class A	2,686	225,704
P10 Inc Class A	31,145	335,743
Perella Weinberg Partners Class A	32,723	730,050
Piper Sandler Cos	8,326	2,883,710
PJT Partners Inc Class A	12,263	2,121,867
Raymond James Financial Inc	88,400	14,662,024
Robinhood Markets Inc Class A (b)	393,705	39,165,773
S&P Global Inc	155,167	81,895,591
SEI Investments Co	46,363	4,072,990
State Street Corp	139,834	18,298,677
StepStone Group Inc Class A	36,578	2,585,699
Stifel Financial Corp	50,829	6,267,216
StoneX Group Inc (b)	23,437	2,631,038
T Rowe Price Group Inc	109,296	11,550,401
TPG Inc Class A	64,626	3,807,118
Tradeweb Markets Inc Class A	58,376	6,016,814
Victory Capital Holdings Inc Class A	24,104	1,700,055
Virtu Financial Inc Class A	40,695	1,689,249
Virtus Invt Partners Inc	3,074	501,831
WisdomTree Inc	58,693	950,827
		1,136,966,322
Consumer Finance - 0.7%
Ally Financial Inc	141,725	5,992,133
American Express Co	268,943	94,713,656
Atlanticus Holdings Corp (b)	2,798	144,461
Bread Financial Holdings Inc	22,812	1,654,782
Capital One Financial Corp	318,232	69,670,532
Credit Acceptance Corp (b)(c)	3,096	1,542,551
Dave Inc Class A (b)	5,582	913,718
Encore Capital Group Inc (b)	11,509	635,297
Enova International Inc (b)	12,435	2,053,889
EZCORP Inc Class A (b)	28,002	600,643
FirstCash Holdings Inc	19,450	3,316,225
Green Dot Corp Class A (b)	26,615	324,171
Jefferson Capital Inc	5,430	116,038
LendingClub Corp (b)	57,721	976,062
Lendingtree Inc (b)	5,724	324,322
Navient Corp	34,334	336,817
Nelnet Inc Class A	6,835	901,537
NerdWallet Inc Class A (b)	19,867	239,596
OneMain Holdings Inc	58,947	3,863,386
Oportun Financial Corp (b)	19,447	105,402
PRA Group Inc (b)	18,035	230,668
PROG Holdings Inc	19,440	630,634
SLM Corp	100,924	2,740,087
SoFi Technologies Inc Class A (b)	630,808	14,388,730
Synchrony Financial	180,166	13,085,457
Upstart Holdings Inc (b)(c)	43,028	1,688,849
World Acceptance Corp (b)	1,477	179,086
		221,368,729
Financial Services - 3.4%
Affirm Holdings Inc Class A (b)	144,681	8,724,264
Alerus Financial Corp	12,975	319,445
Apollo Global Management Inc	232,495	31,279,877
Berkshire Hathaway Inc Class B (b)	917,966	441,110,203
Block Inc Class A (b)	274,118	16,564,951
Cannae Holdings Inc	24,747	356,604
Cantaloupe Inc (b)	28,031	301,053
Cass Information Systems Inc	5,546	249,348
Corebridge Financial Inc	133,821	4,125,701
Corpay Inc (b)	35,144	11,057,357
Enact Holdings Inc	14,690	584,221
Equitable Holdings Inc	143,588	6,662,483
Essent Group Ltd	48,058	3,023,809
Euronet Worldwide Inc (b)	19,714	1,428,476
Federal Agricultural Mortgage Corp Class C	4,595	777,934
Fidelity National Information Services Inc	260,047	14,367,597
Fiserv Inc (b)	269,563	17,179,250
Flywire Corp (b)	55,740	702,324
Global Payments Inc	119,059	8,541,293
HA Sustainable Infrastructure Capital Inc	63,230	2,175,744
International Money Express Inc (b)	13,522	209,050
Jack Henry & Associates Inc	36,287	6,502,993
Jackson Financial Inc	34,054	4,049,702
loanDepot Inc Class A (b)	43,243	94,270
Marqeta Inc Class A (b)	190,742	787,764
Mastercard Inc Class A	410,482	221,163,597
Merchants Bancorp/IN	15,633	648,144
MGIC Investment Corp	112,137	3,018,728
NCR Atleos Corp (b)	36,659	1,367,381
NewtekOne Inc	13,478	181,818
NMI Holdings Inc (b)	37,799	1,463,577
Onity Group Inc (b)	2,901	131,183
Paymentus Holdings Inc Class A (b)	25,653	685,705
Payoneer Global Inc (b)	140,737	899,309
PayPal Holdings Inc	468,270	24,673,146
PennyMac Financial Services Inc	14,752	1,474,020
Radian Group Inc	67,737	2,228,547
Remitly Global Inc (b)	87,400	1,155,428
Repay Holdings Corp Class A (b)	33,510	116,950
Rocket Cos Inc Class A	484,367	8,684,700
Sezzle Inc (b)(c)	8,525	539,121
Shift4 Payments Inc Class A (b)(c)	34,152	2,016,334
Toast Inc Class A (b)	235,210	7,317,383
UWM Holdings Corp Class A	122,478	601,367
Velocity Financial Inc (b)	4,901	99,441
Visa Inc Class A	844,854	271,899,364
Voya Financial Inc	47,425	3,635,601
Walker & Dunlop Inc	17,408	1,094,789
Western Union Co/The (c)	159,209	1,491,788
WEX Inc (b)	17,202	2,647,388
		1,140,410,522
Insurance - 1.8%
Abacus Global Management Inc Class A (c)	14,467	107,779
AFLAC Inc	235,953	26,178,985
Allstate Corp/The	130,969	26,061,521
American Coastal Insurance Corp	11,267	124,500
American Financial Group Inc/OH	34,640	4,512,553
American Integrity Insurance Group Inc	3,413	63,789
American International Group Inc	270,067	20,222,617
Amerisafe Inc	9,211	346,426
Aon PLC	107,565	37,609,028
Arch Capital Group Ltd (b)	180,440	17,329,458
Arthur J Gallagher & Co	128,584	32,064,992
Assurant Inc	25,030	5,960,394
Assured Guaranty Ltd	21,618	1,834,287
Axis Capital Holdings Ltd	38,583	3,980,994
Baldwin Insurance Group Inc/The Class A (b)	35,200	771,584
Bowhead Specialty Holdings Inc (b)	8,520	209,251
Brighthouse Financial Inc (b)	28,457	1,822,955
Brown & Brown Inc	147,780	10,654,938
Chubb Ltd	183,090	56,677,341
Cincinnati Financial Corp	78,547	12,637,427
CNO Financial Group Inc	48,067	2,021,217
Donegal Group Inc Class A	7,699	143,740
eHealth Inc (b)	14,077	39,838
Employers Holdings Inc	11,285	492,252
Erie Indemnity Co Class A	12,753	3,609,227
Everest Group Ltd	21,001	6,957,211
F&G Annuities & Life Inc	11,309	333,502
Fidelity National Financial Inc	128,014	6,962,681
First American Financial Corp	50,906	3,216,241
Genworth Financial Inc Class A (b)	199,257	1,661,803
Globe Life Inc	40,183	5,634,460
Goosehead Insurance Inc Class A (b)	12,656	782,647
Hanover Insurance Group Inc/The	17,823	3,103,697
Hartford Insurance Group Inc/The	139,248	18,806,835
HCI Group Inc	5,363	850,947
Heritage Insurance Holdings Inc (b)	10,720	279,470
Hippo Holdings Inc (b)	10,108	301,218
Horace Mann Educators Corp	22,035	987,388
Investors Title Co	875	226,993
James River Group Holdings Inc	23,969	160,832
Kemper Corp	29,486	1,162,043
Kinsale Capital Group Inc	11,090	4,390,309
Lemonade Inc (b)(c)	31,662	2,746,045
Lincoln National Corp	85,495	3,557,447
Loews Corp	84,406	8,910,741
Markel Group Inc (b)	6,299	12,853,991
Marsh & McLennan Cos Inc	245,199	46,144,001
MBIA Inc (b)	23,222	148,621
Mercury General Corp	13,134	1,150,407
MetLife Inc	276,931	21,844,317
Octave Specialty Group Inc (b)	21,231	120,380
Old Republic International Corp	113,980	4,464,597
Oscar Health Inc Class A (b)	107,320	1,540,042
Palomar Hldgs Inc (b)	13,184	1,629,411
Primerica Inc	15,940	4,192,858
Principal Financial Group Inc	99,934	9,465,748
ProAssurance Corp (b)	25,509	617,828
Progressive Corp/The	293,635	61,076,081
Prudential Financial Inc	175,074	19,452,472
Reinsurance Group of America Inc	32,858	6,661,960
RLI Corp	46,064	2,691,520
Root Inc/OH Class A (b)(c)	6,880	427,454
Ryan Specialty Holdings Inc Class A	56,929	2,748,532
Safety Insurance Group Inc	7,482	588,833
Selective Insurance Group Inc	29,953	2,518,448
Selectquote Inc (b)	74,846	106,281
Skyward Specialty Insurance Group Inc (b)	19,359	863,799
Slide Insurance Holdings Inc (b)	12,398	213,618
Stewart Information Services Corp	14,256	961,282
Tiptree Inc Class A	11,644	208,195
Travelers Companies Inc/The	111,569	31,742,496
Trupanion Inc (b)	16,820	538,072
TWFG Inc Class A (b)	7,124	178,029
United Fire Group Inc	11,627	417,874
Universal Insurance Holdings Inc	12,394	377,397
Unum Group	77,416	5,881,294
W R Berkley Corp	150,273	10,305,722
White Mountains Insurance Group Ltd	1,227	2,509,129
Willis Towers Watson PLC	47,895	15,205,226
		606,355,518
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Adamas Trust Inc	41,798	334,384
AGNC Investment Corp	535,039	6,099,445
Annaly Capital Management Inc	340,532	7,835,641
Apollo Commercial Real Estate Finance Inc	64,805	700,542
Arbor Realty Trust Inc (c)	99,841	768,776
Ares Commercial Real Estate Corp	29,861	155,575
ARMOUR Residential REIT Inc	55,026	957,452
Blackstone Mortgage Trust Inc Class A	79,468	1,529,759
Brightspire Capital Inc Class A	67,658	404,595
Chimera Investment Corp	43,630	538,831
Claros Mortgage Trust Inc (b)	64,165	175,812
Dynex Capital Inc	74,144	1,029,119
Ellington Financial Inc	51,202	657,946
Franklin BSP Realty Trust Inc	40,953	420,178
Invesco Mortgage Capital Inc	38,688	332,330
Kkr Real Estate Finance Trust Inc	28,453	235,591
Ladder Capital Corp Class A	55,105	604,502
MFA Financial Inc	55,251	532,620
Orchid Island Capital Inc	87,279	680,776
Pennymac Mortgage Investment Trust	45,768	541,435
Ready Capital Corp	77,315	164,681
Redwood Trust Inc	58,828	322,377
Rithm Capital Corp	281,597	3,080,671
Starwood Property Trust Inc	173,195	3,105,386
TPG Mortgage Investment Trust Inc	13,701	117,828
TPG RE Finance Trust Inc	40,018	361,363
Two Harbors Investment Corp	53,582	614,586
		32,302,201
TOTAL FINANCIALS		4,394,887,200
Health Care - 9.9%
Biotechnology - 2.3%
4D Molecular Therapeutics Inc (b)	23,393	207,262
AbbVie Inc	884,802	197,319,694
Abeona Therapeutics Inc (b)(c)	26,610	135,445
Absci Corp (b)	63,561	190,047
ACADIA Pharmaceuticals Inc (b)	61,909	1,555,773
ADMA Biologics Inc (b)	119,562	2,068,423
Agios Pharmaceuticals Inc (b)	28,325	777,238
Akebia Therapeutics Inc (b)	127,985	180,459
Alector Inc (b)	40,774	77,063
Alkermes PLC (b)	82,802	2,806,160
Allogene Therapeutics Inc (b)(c)	85,855	157,973
Alnylam Pharmaceuticals Inc (b)	66,143	22,360,303
Altimmune Inc (b)(c)	56,751	317,806
Amgen Inc	269,579	92,163,669
Amicus Therapeutics Inc (b)	152,992	2,186,256
AnaptysBio Inc (b)	9,596	454,946
Anavex Life Sciences Corp (b)(c)	39,623	186,228
Anika Therapeutics Inc (b)	6,770	62,487
Annexon Inc (b)	68,330	426,379
Apellis Pharmaceuticals Inc (b)	51,450	1,161,741
Apogee Therapeutics Inc (b)	24,334	1,594,120
Arbutus Biopharma Corp (b)(c)	77,916	321,793
Arcellx Inc (b)	21,861	1,493,325
Arcturus Therapeutics Holdings Inc (b)	12,139	90,678
Arcus Biosciences Inc (b)	43,129	907,434
Arcutis Biotherapeutics Inc (b)	55,912	1,418,487
Ardelyx Inc (b)	121,942	937,734
ArriVent Biopharma Inc (b)	14,868	334,381
Arrowhead Pharmaceuticals Inc (b)	69,108	4,791,258
ARS Pharmaceuticals Inc (b)(c)	31,666	316,343
aTyr Pharma Inc (b)	43,133	38,077
Aura Biosciences Inc (b)	31,277	175,151
Avidity Biosciences Inc (b)	70,877	5,143,544
Avita Medical Inc (b)(c)	15,136	66,750
Beam Therapeutics Inc (b)	49,463	1,366,168
Bicara Therapeutics Inc (b)	15,351	257,897
BioCryst Pharmaceuticals Inc (b)	104,421	687,090
Biogen Inc (b)	73,456	13,214,000
Biohaven Ltd (b)	57,647	681,964
BioMarin Pharmaceutical Inc (b)	96,177	5,437,848
Bridgebio Pharma Inc (b)	84,895	6,559,837
C4 Therapeutics Inc (b)	44,588	84,717
Candel Therapeutics Inc (b)(c)	18,625	108,770
Capricor Therapeutics Inc (b)	23,055	504,674
Cardiff Oncology Inc (b)(c)	30,591	53,534
CareDx Inc (b)	26,407	542,664
Carisma Therapeutics Inc rights (b)(d)	58,324	0
Cartesian Therapeutics Inc rights (b)(d)	43,098	12,497
Catalyst Pharmaceuticals Inc (b)	57,170	1,389,231
Celcuity Inc (b)	18,023	1,972,077
Celldex Therapeutics Inc (b)	33,265	818,319
CG oncology Inc (b)	34,269	1,783,701
Cogent Biosciences Inc (b)	76,486	2,746,612
Coherus Oncology Inc (b)(c)	63,049	136,186
Compass Therapeutics Inc (b)	78,857	504,685
Corvus Pharmaceuticals Inc (b)	33,271	688,710
Cullinan Therapeutics Inc (b)	26,073	311,833
Cytokinetics Inc (b)(c)	61,023	3,856,043
Day One Biopharmaceuticals Inc (b)	36,037	402,173
Denali Therapeutics Inc (b)	74,955	1,629,522
Dianthus Therapeutics Inc (b)	14,965	798,981
Disc Medicine Inc (b)	15,996	1,236,811
Dynavax Technologies Corp (b)	51,604	799,088
Dyne Therapeutics Inc (b)	72,141	1,290,602
Editas Medicine Inc (b)	44,037	87,634
Emergent BioSolutions Inc (b)	26,655	302,268
Enanta Pharmaceuticals Inc (b)	13,872	178,949
Entrada Therapeutics Inc (b)	10,865	124,296
Erasca Inc (b)	106,594	1,120,303
Exact Sciences Corp (b)	94,834	9,705,312
Exelixis Inc (b)	134,247	5,552,456
Geron Corp (b)	272,720	373,626
Gilead Sciences Inc	621,143	88,171,249
Gossamer Bio Inc (b)	99,976	227,945
GRAIL Inc (b)	14,800	1,447,736
Halozyme Therapeutics Inc (b)	58,835	4,219,058
Heron Therapeutics Inc (b)(c)	79,961	105,549
Humacyte Inc Class A (b)(c)	91,962	91,750
Ideaya Biosciences Inc (b)	43,551	1,401,907
ImmunityBio Inc (b)(c)	153,153	957,206
Immunome Inc (b)	52,305	1,287,749
Immunovant Inc (b)	38,874	1,010,724
Incyte Corp (b)	82,510	8,256,776
Insmed Inc (b)	106,779	16,750,422
Intellia Therapeutics Inc (b)(c)	58,504	769,328
Ionis Pharmaceuticals Inc (b)	81,059	6,701,148
Iovance Biotherapeutics Inc (b)(c)	170,271	434,191
Ironwood Pharmaceuticals Inc Class A (b)	71,063	347,498
Janux Therapeutics Inc (b)	23,192	317,962
KalVista Pharmaceuticals Inc (b)(c)	20,653	322,393
Keros Therapeutics Inc (b)	10,654	190,813
Kodiak Sciences Inc (b)	19,872	452,485
Korro Bio Inc (b)	3,338	44,496
Krystal Biotech Inc (b)	12,999	3,629,841
Kura Oncology Inc (b)	42,579	345,741
Kymera Therapeutics Inc (b)	30,469	2,214,792
Madrigal Pharmaceuticals Inc (b)	9,330	4,565,262
MannKind Corp (b)	154,978	895,773
MiMedx Group Inc (b)	56,948	291,004
Mineralys Therapeutics Inc (b)	27,795	858,588
Mirum Pharmaceuticals Inc (b)	22,134	2,284,671
Moderna Inc (b)	174,194	7,676,730
Monte Rosa Therapeutics Inc (b)	25,581	524,922
Myriad Genetics Inc (b)	44,470	249,921
Natera Inc (b)	68,997	15,947,967
Neurocrine Biosciences Inc (b)	49,828	6,779,598
Neurogene Inc (b)	5,595	98,808
Nkarta Inc (b)	21,107	46,858
Novavax Inc (b)(c)	82,434	729,129
Nurix Therapeutics Inc (b)	48,265	797,338
Nuvalent Inc Class A (b)	26,058	2,681,108
Ocugen Inc (b)	159,007	230,560
Olema Pharmaceuticals Inc (b)	19,762	508,279
OmniAb Operations Inc (b)(d)	2,111	991
OmniAb Operations Inc (b)(d)	2,111	758
Organogenesis Holdings Inc Class A (b)	38,700	154,800
ORIC Pharmaceuticals Inc (b)	36,948	379,086
PDL BioPharma Inc (b)(d)	20,940	0
Perspective Therapeutics Inc (b)(c)	31,662	119,999
Praxis Precision Medicines Inc (b)	11,777	3,697,978
Precigen Inc (b)	90,121	404,643
Prime Medicine Inc (b)	56,650	215,837
Protagonist Therapeutics Inc (b)	29,375	2,402,875
PTC Therapeutics Inc (b)	39,975	3,019,312
Puma Biotechnology Inc (b)	20,880	135,302
RAPT Therapeutics Inc (b)	9,778	563,995
Recursion Pharmaceuticals Inc Class A (b)(c)	260,007	1,089,429
Regeneron Pharmaceuticals Inc	50,460	37,413,567
REGENXBIO Inc (b)	22,755	253,946
Relay Therapeutics Inc (b)	65,543	502,059
Replimune Group Inc (b)	34,612	243,322
Revolution Medicines Inc (b)	90,966	8,819,154
Rezolute Inc (b)	39,902	133,273
Rhythm Pharmaceuticals Inc (b)	30,306	3,106,971
Rigel Pharmaceuticals Inc (b)	8,786	306,280
Rocket Pharmaceuticals Inc (b)	45,953	159,916
Roivant Sciences Ltd (b)	219,105	4,737,050
Sana Biotechnology Inc (b)	83,037	367,854
Sangamo Therapeutics Inc (b)(c)	148,304	79,417
Sarepta Therapeutics Inc (b)	52,455	1,066,935
Savara Inc (b)	70,215	379,161
Scholar Rock Holding Corp (b)	42,331	1,876,957
Seres Therapeutics Inc (b)	3,890	58,039
Soleno Therapeutics Inc (b)	24,530	945,877
Spyre Therapeutics Inc (b)	34,433	1,101,167
Stoke Therapeutics Inc (b)	25,914	786,231
Summit Therapeutics Inc (b)	74,519	1,079,035
Syndax Pharmaceuticals Inc (b)	42,579	864,779
Tango Therapeutics Inc (b)(c)	49,337	572,803
Taysha Gene Therapies Inc (b)	109,240	492,672
Tectonic Therapeutic Inc (b)(c)	5,330	106,547
TG Therapeutics Inc (b)	68,920	2,028,316
Travere Therapeutics Inc (b)	44,795	1,392,677
Twist Bioscience Corp (b)	29,851	1,225,981
Tyra Biosciences Inc (b)	11,141	343,366
Ultragenyx Pharmaceutical Inc (b)	47,679	1,147,634
United Therapeutics Corp (b)	21,557	10,120,796
Upstream Bio Inc (b)	16,417	510,240
Vanda Pharmaceuticals Inc (b)	31,092	234,434
Vaxcyte Inc (b)	59,209	3,171,826
Vera Therapeutics Inc Class A (b)	32,255	1,395,351
Veracyte Inc (b)	39,955	1,521,486
Verastem Inc (b)	33,044	201,568
Vericel Corp (b)	25,017	900,112
Vertex Pharmaceuticals Inc (b)	127,024	59,688,578
Viking Therapeutics Inc (b)(c)	56,605	1,643,809
Vir Biotechnology Inc (b)	49,110	365,378
Viridian Therapeutics Inc (b)	42,891	1,415,403
Voyager Therapeutics Inc (b)	26,647	103,923
Xencor Inc (b)	34,916	422,134
		760,081,809
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	870,648	95,161,826
Accuray Inc Del (b)	53,980	43,578
Align Technology Inc (b)	33,461	5,455,147
Alphatec Holdings Inc (b)	57,369	850,782
AngioDynamics Inc (b)	20,604	213,457
Artivion Inc (b)	20,743	845,692
AtriCure Inc (b)	24,558	906,927
Avanos Medical Inc (b)	24,084	320,799
Axogen Inc (b)	23,162	807,196
Baxter International Inc	257,190	5,161,803
Becton Dickinson & Co	143,565	29,212,606
Bioventus Inc (b)	23,647	187,521
Boston Scientific Corp (b)	742,198	69,417,779
Butterfly Network Inc Class A (b)	99,638	394,566
Ceribell Inc (b)	10,569	217,827
Cerus Corp (b)	93,766	218,475
ClearPoint Neuro Inc (b)(c)	13,038	168,581
CONMED Corp	15,050	577,770
Cooper Cos Inc/The (b)	99,641	8,108,785
CVRx Inc (b)(c)	8,243	56,465
Delcath Systems Inc (b)(c)	13,193	130,743
DENTSPLY SIRONA Inc	102,060	1,272,688
Dexcom Inc (b)	195,350	14,268,364
Edwards Lifesciences Corp (b)	290,593	23,642,646
Electromed Inc (b)	3,234	96,600
Embecta Corp	28,810	305,674
Enovis Corp (b)	27,686	610,199
Envista Holdings Corp (b)	81,977	1,924,000
GE HealthCare Technologies Inc	228,001	18,005,239
Glaukos Corp (b)	28,699	3,426,087
Globus Medical Inc Class A (b)	55,815	5,061,304
Haemonetics Corp (b)	23,412	1,560,644
Hologic Inc (b)	111,347	8,343,231
ICU Medical Inc (b)	12,385	1,856,512
IDEXX Laboratories Inc (b)	39,987	26,809,684
Inogen Inc (b)	11,633	68,635
Inspire Medical Systems Inc (b)	13,296	1,007,571
Insulet Corp (b)	35,261	9,020,116
Integer Holdings Corp (b)	17,360	1,507,890
Integra LifeSciences Holdings Corp (b)	32,394	360,869
Intuitive Surgical Inc (b)	177,489	89,493,504
iRadimed Corp	4,042	395,631
iRhythm Technologies Inc (b)	16,082	2,484,830
Lantheus Holdings Inc (b)	33,150	2,218,398
LeMaitre Vascular Inc	10,635	903,656
LivaNova PLC (b)	27,138	1,783,238
Masimo Corp (b)	22,813	3,132,909
Medline Inc Class A	108,172	4,781,202
Medtronic PLC	642,231	66,124,104
Merit Medical Systems Inc (b)	29,834	2,419,239
Neogen Corp (b)	108,551	1,109,391
NeuroPace Inc (b)	11,885	179,820
Novocure Ltd (b)	50,422	625,233
Omnicell Inc (b)	22,605	1,096,343
OraSure Technologies Inc (b)	32,799	91,509
Orthofix Medical Inc (b)	17,835	235,957
OrthoPediatrics Corp (b)	7,239	126,393
Penumbra Inc (b)	19,636	7,033,026
PROCEPT BioRobotics Corp (b)	27,647	800,657
Pulse Biosciences Inc (b)(c)	9,365	129,518
QuidelOrtho Corp (b)	34,245	930,437
ResMed Inc	73,127	18,889,435
RxSight Inc (b)	17,900	155,551
Senseonics Holdings Inc (b)(c)	18,215	133,516
SI-BONE Inc (b)	18,904	313,428
Solventum Corp (b)	73,839	5,683,388
STAAR Surgical Co (b)	25,255	478,582
STERIS PLC	49,149	12,906,527
Stryker Corp	172,321	63,682,949
Tactile Systems Technology Inc (b)	11,147	321,702
Tandem Diabetes Care Inc (b)	33,273	661,800
Teleflex Inc	22,298	2,327,242
TransMedics Group Inc (b)	17,155	2,298,341
Treace Medical Concepts Inc (b)	22,959	53,265
UFP Technologies Inc (b)	3,857	968,647
Utah Medical Products Inc	1,596	97,452
Varex Imaging Corp (b)	21,189	295,375
Zimmer Biomet Holdings Inc	99,347	8,650,143
		641,618,616
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (b)	45,180	607,219
Accendra Health Inc (b)	33,717	74,514
AdaptHealth Corp (b)	52,440	527,022
Addus HomeCare Corp (b)	9,133	945,083
agilon health Inc (b)	140,446	116,879
Alignment Healthcare Inc (b)	73,524	1,656,496
AMN Healthcare Services Inc (b)	21,007	447,449
Astrana Health Inc (b)	21,936	498,825
Aveanna Healthcare Holdings Inc (b)	34,230	287,532
BrightSpring Health Services Inc (b)	56,753	2,228,690
Brookdale Senior Living Inc (b)	119,365	1,790,475
Cardinal Health Inc	118,978	25,565,993
Castle Biosciences Inc (b)	14,509	571,510
Cencora Inc	97,093	34,877,747
Centene Corp (b)	234,161	10,143,872
Chemed Corp	7,049	3,010,910
Cigna Group/The	133,811	36,678,933
Clover Health Investments Corp Class A (b)(c)	198,004	443,529
Community Health Systems Inc (b)	53,811	172,733
Concentra Group Holdings Parent Inc	60,334	1,338,208
CorVel Corp (b)	15,601	1,086,298
Cross Country Healthcare Inc (b)	15,358	143,137
CVS Health Corp	635,725	47,374,227
DaVita Inc (b)	17,526	1,916,293
DocGo Inc Class A (b)	46,598	35,721
Elevance Health Inc	111,311	38,484,665
Encompass Health Corp	50,469	4,770,835
Enhabit Inc (b)	25,858	274,871
Ensign Group Inc/The	28,685	4,924,067
Fulgent Genetics Inc (b)	10,503	275,179
GeneDx Holdings Corp Class A (b)	10,714	1,031,330
Guardant Health Inc (b)	64,799	7,389,678
Guardian Pharmacy Services Inc Class A (b)	9,596	289,799
HCA Healthcare Inc	79,980	39,051,835
HealthEquity Inc (b)	42,920	3,676,956
Henry Schein Inc (b)	50,191	3,788,417
Hims & Hers Health Inc Class A (b)(c)	103,820	2,812,484
Hinge Health Inc Class A (b)	7,680	268,032
Humana Inc	60,152	11,741,670
Labcorp Holdings Inc	41,503	11,268,895
LifeStance Health Group Inc (b)	84,931	600,462
McKesson Corp	61,807	51,374,596
Molina Healthcare Inc (b)	25,798	4,633,063
National HealthCare Corp	6,077	869,679
National Research Corp Class A	7,042	143,234
NeoGenomics Inc (b)	64,470	777,508
OPKO Health Inc (b)	222,565	280,432
Option Care Health Inc (b)	79,309	2,696,506
PACS Group Inc (b)	21,547	727,427
Pediatrix Medical Group Inc (b)	42,492	908,479
Pennant Group Inc/The (b)	16,651	459,901
Privia Health Group Inc (b)	58,597	1,360,622
Progyny Inc (b)	39,432	941,242
Quest Diagnostics Inc	55,675	10,412,895
RadNet Inc (b)	34,786	2,438,499
Select Medical Holdings Corp	53,825	810,066
Sonida Senior Living Inc (b)	4,163	132,592
Strata Critical Medical Inc (b)	10,503	51,254
Surgery Partners Inc (b)(c)	38,560	573,002
Talkspace Inc Class A (b)	72,445	292,678
Tenet Healthcare Corp (b)	43,987	8,325,859
UnitedHealth Group Inc	453,554	130,138,249
Universal Health Services Inc Class B	27,670	5,568,864
US Physical Therapy Inc	7,509	629,780
		527,734,897
Health Care Technology - 0.1%
Certara Inc (b)	58,149	511,130
Claritev Corp Class A (b)	4,083	110,894
Definitive Healthcare Corp Class A (b)	22,108	51,291
Doximity Inc Class A (b)	68,927	2,582,695
Evolent Health Inc Class A (b)	56,938	182,771
GoodRx Holdings Inc Class A (b)	42,017	95,379
Health Catalyst Inc (b)	37,546	80,724
HealthStream Inc	11,580	258,118
HeartFlow Inc (c)	9,304	277,910
LifeMD Inc (b)	19,210	62,240
OptimizeRx Corp (b)	7,973	85,789
Phreesia Inc (b)	26,982	362,368
Schrodinger Inc/United States (b)	26,998	377,162
Simulations Plus Inc (b)	8,665	146,352
Teladoc Health Inc (b)	88,549	482,592
TruBridge Inc (b)	5,408	104,645
Veeva Systems Inc Class A (b)	75,597	15,415,740
Waystar Holding Corp (b)	56,912	1,511,583
		22,699,383
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	58,469	1,181,074
Adaptive Biotechnologies Corp (b)	58,753	1,086,931
Agilent Technologies Inc	141,938	18,998,401
Avantor Inc (b)	344,258	3,759,297
Azenta Inc (b)	20,683	804,155
Bio-Rad Laboratories Inc Class A (b)	9,112	2,676,194
Bio-Techne Corp	77,698	4,979,665
BioLife Solutions Inc (b)	19,281	420,326
Bruker Corp	56,505	2,502,606
Charles River Laboratories International Inc (b)	24,767	5,212,958
Codexis Inc (b)	36,374	45,104
CryoPort Inc (b)	25,453	242,058
Cytek Biosciences Inc (b)	54,285	271,425
Danaher Corp	314,711	68,887,091
Fortrea Holdings Inc (b)	46,434	780,556
Ginkgo Bioworks Holdings Inc Class A (b)(c)	21,539	193,205
Illumina Inc (b)	76,451	11,070,869
IQVIA Holdings Inc (b)	85,243	19,618,676
Lifecore Biomedical Inc (b)	18,022	156,611
Maravai LifeSciences Holdings Inc Class A (b)	58,449	196,389
MaxCyte Inc (b)	46,917	42,544
Medpace Holdings Inc (b)	11,137	6,487,080
Mesa Laboratories Inc	2,913	229,428
Mettler-Toledo International Inc (b)	10,224	14,040,006
Niagen Bioscience Inc (b)	26,894	161,095
OmniAb Inc (b)	57,643	104,910
Pacific Biosciences of California Inc (b)	150,801	340,810
Personalis Inc (b)(c)	25,980	243,433
Quanterix Corp (b)	21,733	137,787
Quantum-Si Inc Class A (b)(c)	81,213	91,771
Repligen Corp (b)	26,688	3,986,387
Revvity Inc	56,568	6,154,598
Sotera Health Co (b)	103,847	1,881,708
Standard BioTools Inc (b)	139,991	195,987
Thermo Fisher Scientific Inc	188,073	108,820,919
Waters Corp (b)	29,867	11,072,294
West Pharmaceutical Services Inc	35,957	8,310,382
		305,384,730
Pharmaceuticals - 3.1%
Aclaris Therapeutics Inc (b)	57,316	201,179
Alumis Inc (b)	30,434	745,937
Amneal Intermediate Inc Class A (b)	85,685	1,172,171
Amphastar Pharmaceuticals Inc (b)	17,211	455,919
Amylyx Pharmaceuticals Inc (b)	42,538	607,868
ANI Pharmaceuticals Inc (b)	9,183	751,629
Aquestive Therapeutics Inc (b)(c)	43,220	127,499
Arvinas Inc (b)	33,500	448,230
Axsome Therapeutics Inc (b)	21,185	3,903,336
Bristol-Myers Squibb Co	1,019,282	56,111,474
Collegium Pharmaceutical Inc (b)	15,468	710,291
Corcept Therapeutics Inc (b)	46,824	1,866,873
CorMedix Inc (b)(c)	37,820	293,483
Crinetics Pharmaceuticals Inc (b)	47,725	2,383,387
Definium Therapeutics Inc (b)	50,440	851,427
Edgewise Therapeutics Inc (b)	36,708	1,033,330
Elanco Animal Health Inc (b)	249,200	6,000,736
Eli Lilly & Co	397,587	412,357,357
Enliven Therapeutics Inc (b)(c)	22,469	594,305
Esperion Therapeutics Inc (b)	122,053	413,760
Evolus Inc (b)	31,820	149,236
EyePoint Inc (b)	39,563	534,892
Fulcrum Therapeutics Inc (b)	24,832	266,447
Harmony Biosciences Holdings Inc (b)	19,410	708,853
Harrow Inc (b)(c)	16,402	671,498
Innoviva Inc (b)	36,542	730,840
Jazz Pharmaceuticals PLC (b)	30,319	4,987,172
Johnson & Johnson	1,206,177	274,103,723
LENZ Therapeutics Inc (b)(c)	11,664	184,524
Lexicon Pharmaceuticals Inc (b)	83,521	96,884
Ligand Pharmaceuticals Inc (b)	9,897	1,901,214
Liquidia Corp (b)	34,468	1,461,099
Merck & Co Inc	1,242,680	137,030,324
Nektar Therapeutics (b)	10,303	384,611
Nuvation Bio Inc Class A (b)	118,903	623,052
Ocular Therapeutix Inc (b)	85,964	785,711
Omeros Corp (b)(c)	35,928	419,998
Organon & Co	129,611	1,106,878
Pacira BioSciences Inc (b)	22,248	456,974
Perrigo Co PLC	69,202	983,360
Pfizer Inc	2,846,715	75,267,145
Phathom Pharmaceuticals Inc (b)	22,237	303,980
Phibro Animal Health Corp Class A	9,846	395,317
Prestige Consumer Healthcare Inc (b)	24,150	1,556,951
Royalty Pharma PLC Class A	188,244	7,846,010
Septerna Inc (b)	11,066	258,280
SIGA Technologies Inc	18,639	124,881
Supernus Pharmaceuticals Inc (b)	28,386	1,367,070
Tarsus Pharmaceuticals Inc (b)	19,687	1,270,599
Terns Pharmaceuticals Inc (b)	42,944	1,485,862
Theravance Biopharma Inc (b)	19,720	373,497
Third Harmonic Bio Inc (b)(d)	9,227	0
Trevi Therapeutics Inc (b)	52,216	546,702
Viatris Inc	574,906	7,525,520
WaVe Life Sciences Ltd (b)	72,493	938,059
Xeris Biopharma Holdings Inc (b)	82,024	603,697
Xeris Biopharma Holdings Inc rights (b)(d)	8,992	0
Zevra Therapeutics Inc (b)	27,253	245,277
Zoetis Inc Class A	220,633	27,539,411
		1,046,265,739
TOTAL HEALTH CARE		3,303,785,174
Industrials - 9.9%
Aerospace & Defense - 2.5%
AAR Corp (b)	19,594	2,075,201
AeroVironment Inc (b)	15,932	4,435,309
AerSale Corp (b)	13,616	101,984
AIRO Group Holdings Inc	5,784	59,516
Archer Aviation Inc Class A (b)(c)	306,894	2,206,568
Astronics Corp (b)	15,934	1,207,001
ATI Inc (b)	67,992	8,179,438
Axon Enterprise Inc (b)	39,510	19,106,246
Boeing Co (b)	392,008	91,620,110
BWX Technologies Inc	45,790	9,406,640
Byrna Technologies Inc (b)(c)	9,441	129,436
Cadre Holdings Inc	13,972	559,020
Carpenter Technology Corp	24,939	7,926,362
Curtiss-Wright Corp	18,483	12,137,601
Ducommun Inc (b)	6,982	791,410
GE Aerospace	528,040	161,997,392
General Dynamics Corp	126,871	44,543,139
HEICO Corp	19,653	6,503,374
HEICO Corp Class A	39,356	10,019,644
Hexcel Corp	39,891	3,303,374
Howmet Aerospace Inc	201,245	41,875,060
Huntington Ingalls Industries Inc	19,683	8,276,898
Intuitive Machines Inc Class A (b)(c)	56,254	1,068,263
Kratos Defense & Security Solutions Inc (b)	84,438	8,697,958
L3Harris Technologies Inc	93,636	32,103,103
Leonardo DRS Inc	38,811	1,593,580
Loar Holdings Inc (b)	17,908	1,228,131
Lockheed Martin Corp	101,941	64,653,021
Mercury Systems Inc (b)	26,569	2,494,298
Moog Inc Class A	14,216	4,340,856
National Presto Industries Inc	2,748	350,095
Northrop Grumman Corp	67,157	46,490,105
Red Cat Holdings Inc (b)(c)	52,751	712,139
Redwire Corp Class A (b)(c)	39,231	460,964
Rocket Lab Corp	235,366	18,845,756
RTX Corp	671,147	134,853,567
StandardAero Inc (b)	70,882	2,189,545
Textron Inc	88,518	7,794,895
TransDigm Group Inc	28,182	40,230,932
V2X Inc (b)	10,451	719,342
Virgin Galactic Holdings Inc Class A (b)(c)	28,583	81,461
Voyager Technologies Inc Class A	6,831	208,550
VSE Corp	11,717	2,560,985
Woodward Inc	29,996	9,533,929
		817,672,198
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	59,112	11,523,884
Expeditors International of Washington Inc	67,166	10,782,830
FedEx Corp	108,649	35,012,140
Forward Air Corp Class A (b)	11,049	308,046
GXO Logistics Inc (b)	57,374	3,246,795
Hub Group Inc Class A	30,793	1,465,131
United Parcel Service Inc Class B	370,099	39,311,916
		101,650,742
Building Products - 0.6%
A O Smith Corp	56,670	4,164,678
AAON Inc (c)	34,166	3,111,156
Advanced Drainage Systems Inc	35,862	5,452,458
Allegion plc	43,022	7,115,409
American Woodmark Corp (b)	6,850	406,822
Apogee Enterprises Inc	10,311	382,847
Armstrong World Industries Inc	21,524	3,954,820
AZZ Inc	15,201	1,889,332
Builders FirstSource Inc (b)	55,585	6,358,924
Carlisle Cos Inc	20,839	7,103,807
Carrier Global Corp	396,388	23,616,797
CSW Industrials Inc	8,355	2,255,683
Fortune Brands Innovations Inc	60,514	3,273,807
Gibraltar Industries Inc (b)	14,984	768,080
Griffon Corp	19,711	1,605,461
Hayward Holdings Inc (b)	98,120	1,583,657
Insteel Industries Inc	9,315	308,699
Janus International Group Inc (b)	66,443	455,799
JELD-WEN Holding Inc (b)	38,745	105,386
Johnson Controls International plc	305,887	36,480,084
Lennox International Inc	16,003	7,922,765
Masco Corp	103,737	6,855,978
Masterbrand Inc (b)	61,569	746,216
Modine Manufacturing Co (b)	26,368	4,869,115
Owens Corning	41,194	4,936,689
Quanex Building Products Corp	21,750	407,160
Resideo Technologies Inc (b)	69,055	2,365,824
Simpson Manufacturing Co Inc	20,701	3,659,523
Tecnoglass Inc	13,267	648,889
Trane Technologies PLC	111,000	46,684,381
Trex Co Inc (b)	53,285	2,207,065
UFP Industries Inc	29,087	3,004,105
Zurn Elkay Water Solutions Corp	75,428	3,477,985
		198,179,401
Commercial Services & Supplies - 0.5%
ABM Industries Inc	30,872	1,421,347
ACCO Brands Corp	44,396	173,588
ACV Auctions Inc Class A (b)	84,163	657,313
Brady Corp Class A	21,856	1,889,888
BrightView Holdings Inc (b)	33,237	444,046
Brink's Co/The	20,857	2,649,673
Casella Waste Systems Inc Class A (b)	31,319	3,159,461
Cintas Corp	170,944	32,716,973
Clean Harbors Inc (b)	25,136	6,533,098
Copart Inc (b)	445,712	18,086,993
CoreCivic Inc (b)	52,419	971,324
Deluxe Corp	22,477	593,393
Ennis Inc	12,551	244,619
Enviri Corp (b)	40,349	763,403
GEO Group Inc/The (b)	68,869	1,100,527
Healthcare Services Group Inc (b)	35,241	663,236
HNI Corp	34,522	1,649,806
Interface Inc	28,468	895,888
Liquidity Services Inc (b)	11,778	376,896
MillerKnoll Inc	33,437	671,415
Montrose Environmental Group Inc (b)	16,493	367,464
MSA Safety Inc	18,484	3,274,441
OPENLANE Inc (b)	53,395	1,603,986
Perma-Fix Environmental Services Inc (b)(c)	9,135	139,491
Pitney Bowes Inc	74,546	777,515
Quad/Graphics Inc Class A	14,312	87,589
Republic Services Inc	100,647	21,648,163
Rollins Inc	147,260	9,327,448
Tetra Tech Inc	131,082	4,936,548
UniFirst Corp/MA	7,405	1,592,075
Veralto Corp	124,197	12,293,019
Vestis Corp	55,214	360,547
Virco Mfg. Corp	5,465	38,200
Waste Management Inc	185,522	41,230,410
		173,339,783
Construction & Engineering - 0.4%
AECOM	66,152	6,379,037
Ameresco Inc Class A (b)	15,434	483,702
API Group Corp (b)	185,024	7,691,448
Arcosa Inc	24,693	2,826,608
Argan Inc	6,905	2,396,795
Bowman Consulting Group Ltd (b)	7,572	263,733
Comfort Systems USA Inc	17,616	20,119,234
Construction Partners Inc Class A (b)	23,973	2,634,153
Dycom Industries Inc (b)	14,585	5,314,628
EMCOR Group Inc	22,420	16,158,767
Everus Construction Group Inc (b)	25,473	2,254,106
Fluor Corp (b)	80,639	3,724,715
Granite Construction Inc	21,772	2,628,751
Great Lakes Dredge & Dock Corp (b)	35,112	525,978
IES Holdings Inc (b)	4,362	1,658,825
Limbach Holdings Inc (b)	5,338	458,961
MasTec Inc (b)	30,675	7,376,724
Matrix Service Co (b)	14,145	202,555
MYR Group Inc (b)	7,699	1,925,058
NWPX Infrastructure Inc (b)	5,134	346,288
Orion Group Holdings Inc (b)	19,630	239,879
Primoris Services Corp	26,969	3,998,154
Quanta Services Inc	74,632	35,422,586
Sterling Infrastructure Inc (b)	15,384	5,506,087
Tutor Perini Corp	22,121	1,745,126
Valmont Industries Inc	9,843	4,385,647
WillScot Holdings Corp	91,419	1,831,123
		138,498,668
Electrical Equipment - 1.1%
Acuity Inc	15,220	4,706,633
Allient Inc	7,284	444,397
American Superconductor Corp (b)	22,542	674,457
AMETEK Inc	115,182	25,798,464
Array Technologies Inc (b)	75,956	860,202
Atkore Inc	17,037	1,183,220
Blink Charging Co (b)(c)	61,181	43,438
Bloom Energy Corp Class A (b)	108,957	16,492,821
ChargePoint Holdings Inc Class A (b)(c)	9,329	55,880
Eaton Corp PLC	194,443	68,331,159
Emerson Electric Co	281,235	41,330,296
EnerSys	18,521	3,337,299
Enovix Corp Class B (b)(c)	98,379	651,269
Eos Energy Enterprises Inc (b)	143,630	2,102,743
Fluence Energy Inc Class A (b)(c)	32,156	989,440
FuelCell Energy Inc (b)	25,117	205,708
GE Vernova Inc	135,840	98,670,101
Generac Holdings Inc (b)	29,448	4,948,442
GrafTech International Ltd (b)	9,252	139,798
Hubbell Inc	26,600	12,979,204
Hyliion Holdings Corp Class A (b)	61,412	125,894
LSI Industries Inc	14,853	328,400
Net Power Inc Class A (b)	16,161	38,301
Nextpower Inc Class A (b)	74,261	8,695,220
NuScale Power Corp Class A (b)(c)	75,113	1,312,975
nVent Electric PLC	80,706	9,060,056
Plug Power Inc (b)	694,474	1,468,813
Powell Industries Inc	4,734	2,099,955
Preformed Line Products Co	1,358	340,777
Regal Rexnord Corp	33,304	5,378,596
Rockwell Automation Inc	56,190	23,692,514
Sensata Technologies Holding PLC	74,007	2,559,902
SES AI Corp Class A (b)(c)	126,474	256,742
Shoals Technologies Group Inc (b)	83,973	792,705
Sunrun Inc (b)	115,751	2,199,269
Thermon Group Holdings Inc (b)	17,075	772,644
Vertiv Holdings Co Class A	191,424	35,639,320
Vicor Corp (b)	11,346	1,788,924
		380,495,978
Ground Transportation - 0.8%
ArcBest Corp	11,479	1,035,635
Avis Budget Group Inc (b)	8,368	962,236
Covenant Logistics Group Inc Class A	7,275	178,965
CSX Corp	932,319	35,204,365
Ftai Infrastructure Inc	58,272	339,143
Heartland Express Inc	20,647	208,328
Hertz Global Holdings Inc (b)(c)	61,029	299,042
JB Hunt Transport Services Inc	37,734	7,649,436
Knight-Swift Transportation Holdings Inc	81,126	4,470,043
Landstar System Inc	17,242	2,575,265
Lyft Inc Class A (b)	199,880	3,371,976
Marten Transport Ltd	28,264	347,647
Norfolk Southern Corp	112,295	32,704,796
Old Dominion Freight Line Inc	92,152	15,960,726
Proficient Auto Logistics Inc (b)	12,544	126,444
RXO Inc (b)	82,815	1,207,443
Ryder System Inc	20,255	3,874,376
Saia Inc (b)	13,335	4,465,491
Schneider National Inc Class B	24,157	648,374
U-Haul Holding Co (b)	5,573	315,153
U-Haul Holding Co Class N	48,800	2,503,928
Uber Technologies Inc (b)	1,040,340	83,279,218
Union Pacific Corp	296,955	69,814,122
Universal Logistics Holdings Inc	3,545	56,755
Werner Enterprises Inc	29,588	1,013,389
XPO Inc (b)	58,844	8,715,385
		281,327,681
Industrial Conglomerates - 0.3%
3M Co	265,981	40,737,650
Honeywell International Inc	317,841	72,315,184
		113,052,834
Machinery - 2.1%
3D Systems Corp (b)	66,113	148,092
AGCO Corp	31,046	3,520,927
Alamo Group Inc	5,282	1,031,627
Albany International Corp Class A	14,301	793,562
Allison Transmission Holdings Inc	41,668	4,529,312
Astec Industries Inc	11,860	577,819
Atmus Filtration Technologies Inc	40,715	2,360,249
Blue Bird Corp (b)	16,075	808,733
Caterpillar Inc	234,289	154,012,217
CECO Environmental Corp (b)	15,249	1,028,240
Chart Industries Inc (b)	22,049	4,571,640
CNH Industrial NV Class A	441,437	4,749,862
Columbus McKinnon Corp/NY	15,270	321,892
Crane Co	24,513	4,477,054
Cummins Inc	69,099	39,995,883
Deere & Co	125,868	66,458,304
Donaldson Co Inc	58,521	5,965,631
Douglas Dynamics Inc	13,600	512,448
Dover Corp	68,854	13,873,392
Energy Recovery Inc (b)	26,401	385,191
Enerpac Tool Group Corp Class A	26,136	1,054,849
Enpro Inc	10,468	2,499,549
Esab Corp	28,494	3,450,623
ESCO Technologies Inc	12,858	2,933,810
Federal Signal Corp	30,312	3,276,424
Flowserve Corp	63,592	4,969,715
Fortive Corp	160,466	8,474,209
Franklin Electric Co Inc	19,119	1,904,635
Gates Industrial Corp PLC (b)	128,422	2,956,274
Gorman-Rupp Co/The	10,511	572,744
Graco Inc	82,932	7,242,452
Graham Corp (b)	5,228	365,542
Greenbrier Cos Inc/The	15,162	764,468
Helios Technologies Inc	16,758	1,085,583
Hillenbrand Inc	35,175	1,122,434
Hillman Solutions Corp (b)	100,920	945,620
Hyster-Yale Inc Class A	5,202	174,007
IDEX Corp	37,698	7,484,938
Illinois Tool Works Inc	132,158	34,527,599
Ingersoll Rand Inc	180,432	15,533,391
ITT Inc	42,599	7,765,798
JBT Marel Corp	25,972	4,085,655
Kadant Inc	5,943	1,907,941
Kennametal Inc	38,495	1,323,843
Lincoln Electric Holdings Inc	27,553	7,311,189
Lindsay Corp	5,219	653,784
Manitowoc Co Inc/The (b)	16,449	212,521
Mayville Engineering Co Inc (b)	7,566	148,294
Middleby Corp/The (b)	23,062	3,394,035
Miller Industries Inc/TN	5,290	216,731
Mueller Industries Inc	55,540	7,561,216
Mueller Water Products Inc Class A1	77,511	2,098,223
Nordson Corp	26,866	7,375,523
Oshkosh Corp	31,696	4,558,519
Otis Worldwide Corp	195,096	16,665,100
PACCAR Inc	262,977	32,322,503
Parker-Hannifin Corp	63,152	59,100,168
Pentair PLC	81,821	8,621,479
Proto Labs Inc (b)	11,404	600,421
RBC Bearings Inc (b)	15,764	7,876,798
REV Group Inc	24,520	1,566,828
Snap-on Inc	26,038	9,532,772
SPX Technologies Inc (b)	24,881	5,185,449
Standex International Corp	6,122	1,469,280
Stanley Black & Decker Inc	77,667	6,109,286
Symbotic Inc Class A (b)	27,644	1,503,004
Tennant CO	9,005	685,190
Terex Corp	33,024	1,882,368
Timken Co/The	31,497	2,935,205
Titan International Inc (b)	21,825	208,211
Toro Co/The	49,027	4,485,971
Trinity Industries Inc	39,476	1,134,540
Wabash National Corp	21,535	218,150
Watts Water Technologies Inc Class A	13,767	4,120,601
Westinghouse Air Brake Technologies Corp	85,494	19,675,589
Worthington Enterprises Inc	15,802	878,117
Xylem Inc/NY	121,757	16,786,638
		663,637,881
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	18,372	383,974
Kirby Corp (b)	27,110	3,189,763
Matson Inc	15,559	2,494,108
		6,067,845
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	58,185	2,957,544
Allegiant Travel Co (b)(c)	6,552	580,704
American Airlines Group Inc (b)	330,903	4,401,010
Delta Air Lines Inc	324,599	21,387,828
Frontier Group Holdings Inc (b)	27,730	128,666
JetBlue Airways Corp (b)	150,149	731,226
Joby Aviation Inc Class A (b)(c)	114,315	1,208,310
SkyWest Inc (b)	19,980	1,928,470
Southwest Airlines Co	259,013	12,308,298
Sun Country Airlines Holdings Inc (b)	25,636	449,654
United Airlines Holdings Inc (b)	162,228	16,599,169
		62,680,879
Professional Services - 0.6%
Alight Inc Class A	234,011	358,037
Amentum Holdings Inc (b)	76,799	2,747,868
Automatic Data Processing Inc	202,429	49,963,527
Barrett Business Services Inc	13,102	497,876
BlackSky Technology Inc Class A (b)(c)	15,839	349,567
Booz Allen Hamilton Holding Corp Class A	60,882	5,383,186
Broadridge Financial Solutions Inc	58,475	11,526,007
CACI International Inc (b)	11,048	6,856,168
Cbiz Inc (b)	24,120	949,122
Clarivate PLC (b)(c)	217,056	575,198
Concentrix Corp	21,844	815,873
Conduent Inc (b)	71,279	99,078
CRA International Inc	3,278	619,345
CSG Systems International Inc	13,396	1,068,331
Dayforce Inc (b)	79,893	5,534,188
Equifax Inc	61,407	12,367,370
ExlService Holdings Inc (b)	79,622	3,117,201
Exponent Inc	25,048	1,800,200
First Advantage Corp (b)	38,764	523,314
Franklin Covey Co (b)(c)	5,067	103,215
FTI Consulting Inc (b)	15,191	2,653,412
Genpact Ltd	80,433	3,547,095
Huron Consulting Group Inc (b)	7,927	1,339,663
ICF International Inc	9,516	887,367
Innodata Inc (b)(c)	15,810	876,506
Insperity Inc	18,110	773,840
Jacobs Solutions Inc	59,940	8,107,484
KBR Inc	63,784	2,730,593
Kelly Services Inc Class A	14,586	157,383
Kforce Inc	8,201	289,741
Korn Ferry	26,651	1,851,445
Legalzoom.com Inc (b)	57,004	506,766
Leidos Holdings Inc	63,954	12,041,259
ManpowerGroup Inc	23,695	860,839
Maximus Inc	28,089	2,652,725
Mistras Group Inc (b)	9,679	136,861
Parsons Corp (b)	26,753	1,874,315
Paychex Inc	162,303	16,738,309
Paycom Software Inc	24,501	3,301,510
Paylocity Holding Corp (b)	21,971	2,965,646
Planet Labs PBC Class A (b)	125,843	3,142,300
Resolute Holdings Management Inc	1,842	375,694
Resources Connection Inc	13,947	63,180
Robert Half Inc	49,961	1,729,150
Science Applications International Corp	22,987	2,339,157
Spire Global Inc Class A (b)(c)	16,452	188,375
SS&C Technologies Holdings Inc	104,799	8,581,990
TransUnion	97,368	7,694,019
TriNet Group Inc	15,170	929,011
TrueBlue Inc (b)	16,066	86,114
TTEC Holdings Inc (b)(c)	7,974	25,437
UL Solutions Inc Class A	37,742	2,650,621
Upwork Inc (b)	65,827	1,318,515
Verisk Analytics Inc	69,692	15,155,223
Verra Mobility Corp Class A (b)	79,293	1,530,355
Willdan Group Inc (b)	7,016	885,419
		216,241,990
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	52,404	3,386,871
Alta Equipment Group Inc Class A	8,344	56,404
Applied Industrial Technologies Inc	18,856	4,910,291
BlueLinx Holdings Inc (b)	3,878	269,754
Boise Cascade Co	18,780	1,517,612
Core & Main Inc Class A (b)	95,352	5,087,983
Custom Truck One Source Inc Class A (b)	30,128	190,409
Distribution Solutions Group Inc (b)	3,625	102,913
DNOW Inc (b)	93,479	1,419,946
DXP Enterprises Inc/TX (b)	6,561	853,258
Fastenal Co	574,936	24,929,225
Ferguson Enterprises Inc	98,121	24,771,628
FTAI Aviation Ltd	51,348	13,983,087
GATX Corp	17,771	3,232,723
Global Industrial Co	6,502	198,701
Herc Holdings Inc	15,452	2,214,890
Hudson Technologies Inc (b)	17,880	128,199
McGrath RentCorp	12,505	1,396,683
MSC Industrial Direct Co Inc Class A	23,003	1,940,073
NPK International Inc (b)	43,960	607,088
QXO Inc (b)(c)	243,309	5,396,594
Rush Enterprises Inc Class A	30,464	1,955,484
SiteOne Landscape Supply Inc (b)	22,207	3,187,593
Titan Machinery Inc (b)	10,469	170,331
Transcat Inc (b)	4,325	260,841
United Rentals Inc	31,853	24,910,957
Watsco Inc	17,499	6,762,489
Wesco International Inc	24,291	7,030,544
Willis Lease Finance Corp	1,586	289,096
WW Grainger Inc	21,896	23,646,366
Xometry Inc Class A (b)	22,083	1,261,602
		166,069,635
TOTAL INDUSTRIALS		3,318,915,515
Information Technology - 31.3%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (b)	34,897	321,750
Applied Optoelectronics Inc (b)(c)	32,096	1,399,707
Arista Networks Inc (b)	516,997	73,279,156
Aviat Networks Inc (b)	5,286	115,288
Calix Inc (b)	30,294	1,353,233
Ciena Corp (b)	70,627	17,784,585
Cisco Systems Inc	1,972,726	154,503,901
Clearfield Inc (b)	5,418	161,294
Digi International Inc (b)	18,690	804,978
Extreme Networks Inc (b)	65,323	952,409
F5 Inc (b)	28,869	7,956,585
Harmonic Inc (b)	54,542	530,148
Lumentum Holdings Inc (b)	35,499	13,909,928
Motorola Solutions Inc	83,356	33,554,124
Netgear Inc (b)	13,855	289,708
NetScout Systems Inc (b)	36,298	1,009,447
Ribbon Communications Inc (b)	55,191	144,600
Viasat Inc (b)	67,719	3,058,867
Viavi Solutions Inc (b)	111,953	2,738,370
Vistance Networks Inc (b)	111,019	1,998,342
		315,866,420
Electronic Equipment, Instruments & Components - 0.9%
908 Devices Inc (b)	12,432	78,445
Advanced Energy Industries Inc	18,916	4,830,390
Aeva Technologies Inc (b)(c)	14,044	179,342
Amphenol Corp Class A	612,788	88,290,495
Arlo Technologies Inc (b)	52,207	662,507
Arrow Electronics Inc (b)	26,082	3,455,604
Avnet Inc	40,992	2,557,491
Badger Meter Inc	14,793	2,168,358
Bel Fuse Inc Class B	5,279	1,062,082
Belden Inc	19,706	2,315,652
Benchmark Electronics Inc	18,489	964,016
CDW Corp/DE	65,328	8,256,806
Climb Global Solutions Inc	2,012	238,603
Cognex Corp	83,998	3,254,083
Coherent Corp (b)	78,692	16,696,869
Corning Inc	390,633	40,332,857
Crane NXT Co	24,833	1,254,563
CTS Corp	14,053	722,465
Daktronics Inc (b)	20,360	471,334
ePlus Inc	13,159	1,129,174
Evolv Technologies Holdings Inc Class A (b)	70,682	437,522
Flex Ltd (b)	185,236	11,677,277
Insight Enterprises Inc (b)	15,547	1,306,259
IPG Photonics Corp (b)	12,795	1,182,386
Itron Inc (b)	22,700	2,249,116
Jabil Inc	53,384	12,662,151
Keysight Technologies Inc (b)	86,175	18,642,238
Kimball Electronics Inc (b)	11,759	355,239
Knowles Corp (b)	43,558	1,055,846
Lightwave Logic Inc (b)	65,158	215,021
Littelfuse Inc	12,517	4,052,504
Methode Electronics Inc	16,157	129,094
MicroVision Inc (b)(c)	146,899	119,370
Mirion Technologies Inc Class A (b)	123,476	3,067,144
Napco Security Technologies Inc	17,866	659,077
nLight Inc (b)	26,003	1,185,997
Novanta Inc (b)	17,914	2,410,150
OSI Systems Inc (b)	8,015	2,004,872
Ouster Inc Class A (b)	30,237	629,837
PC Connection Inc	5,746	337,922
Plexus Corp (b)	13,572	2,705,307
Powerfleet Inc NJ (b)(c)	55,637	284,305
Ralliant Corp	56,255	2,979,827
Rogers Corp (b)	8,133	790,853
Sanmina Corp (b)	27,210	3,855,113
ScanSource Inc (b)	10,131	435,532
SmartRent Inc Class A (b)	89,879	145,604
TD SYNNEX Corp	37,999	6,029,301
Teledyne Technologies Inc (b)	23,506	14,580,772
TTM Technologies Inc (b)	51,677	5,074,681
Vishay Intertechnology Inc	61,967	1,248,635
Vishay Precision Group Inc (b)	6,416	321,313
Vontier Corp	72,290	2,710,875
Zebra Technologies Corp Class A (b)	25,366	5,960,503
		290,422,779
IT Services - 1.2%
Accenture PLC Class A	310,484	81,856,002
Akamai Technologies Inc (b)	72,035	6,998,200
Amdocs Ltd	55,236	4,526,038
Applied Digital Corp (b)(c)	124,513	4,218,500
ASGN Inc (b)	21,578	1,123,998
Backblaze Inc Class A (b)	27,627	125,703
BigBear.ai Holdings Inc (b)(c)	217,643	1,096,921
Cloudflare Inc Class A (b)	157,833	27,991,683
Cognizant Technology Solutions Corp Class A	241,618	19,827,173
Commerce.com Inc (b)	29,279	91,350
DigitalOcean Holdings Inc (b)	34,376	1,899,274
DXC Technology Co (b)	88,576	1,278,152
EPAM Systems Inc (b)	27,573	5,751,728
Fastly Inc Class A (b)	68,860	636,955
Gartner Inc (b)	36,227	7,593,541
GoDaddy Inc Class A (b)	67,538	6,788,920
Grid Dynamics Holdings Inc (b)	33,446	276,598
Hackett Group Inc/The	12,614	230,206
IBM Corporation	467,983	143,530,386
Kyndryl Holdings Inc (b)	114,392	2,631,016
MongoDB Inc Class A (b)	40,737	15,126,870
Okta Inc Class A (b)	84,223	7,115,159
Rackspace Technology Inc (b)	52,024	31,817
Snowflake Inc (b)	169,625	32,686,738
TSS Inc/MD (b)(c)	11,353	115,801
Twilio Inc Class A (b)	75,919	9,145,203
Unisys Corp (b)	34,983	92,005
VeriSign Inc	41,753	10,197,335
Whitefiber Inc (c)	5,214	101,725
		393,084,997
Semiconductors & Semiconductor Equipment - 13.5%
ACM Research Inc Class A (b)	26,752	1,554,826
Advanced Micro Devices Inc (b)	815,097	192,957,913
Aehr Test Systems (b)	14,260	365,626
Alpha & Omega Semiconductor Ltd (b)	11,340	250,614
Ambarella Inc (b)	20,008	1,281,312
Ambiq Micro Inc (c)	1,984	60,293
Amkor Technology Inc	56,884	2,749,204
Analog Devices Inc	246,292	76,567,257
Applied Materials Inc	398,860	128,560,555
Atomera Inc (b)(c)	17,572	51,485
Axcelis Technologies Inc (b)	15,433	1,359,184
Broadcom Inc	2,364,303	783,293,584
CEVA Inc (b)	11,001	232,011
Cirrus Logic Inc (b)	25,525	3,326,929
Cohu Inc (b)	22,970	655,564
Credo Technology Group Holding Ltd (b)	76,248	9,552,349
Diodes Inc (b)	23,475	1,389,485
Enphase Energy Inc (b)	65,138	2,408,803
Entegris Inc	75,959	8,968,479
First Solar Inc (b)	53,741	12,119,670
FormFactor Inc (b)	38,809	2,735,646
Ichor Holdings Ltd (b)	17,458	529,676
Impinj Inc (b)	13,348	1,843,359
Intel Corp (b)	2,244,893	104,320,178
KLA Corp	65,785	93,937,033
Kopin Corp (b)	94,116	239,996
Lam Research Corp	628,854	146,812,255
Lattice Semiconductor Corp (b)	68,511	5,516,506
MACOM Technology Solutions Holdings Inc (b)	32,043	7,019,340
Marvell Technology Inc	431,655	34,066,213
MaxLinear Inc (b)	41,202	714,855
Microchip Technology Inc	270,597	20,543,724
Micron Technology Inc	561,978	233,153,433
MKS Inc	33,609	7,911,895
Monolithic Power Systems Inc	23,991	26,969,483
Navitas Semiconductor Corp Class A (b)(c)	98,701	846,855
NVE Corp	2,246	151,582
NVIDIA Corp	12,166,015	2,325,290,447
ON Semiconductor Corp (b)	201,382	12,060,768
Onto Innovation Inc (b)	24,682	4,986,998
PDF Solutions Inc (b)	16,440	523,614
Penguin Solutions Inc (b)	24,541	471,433
Photronics Inc (b)	29,769	1,029,114
Power Integrations Inc	27,453	1,261,191
Qnity Electronics Inc	104,706	10,070,623
Qorvo Inc (b)	41,931	3,275,230
QUALCOMM Inc	536,209	81,283,922
Rambus Inc (b)	53,806	6,124,737
Rigetti Computing Inc Class A (b)	164,971	2,997,523
Semtech Corp (b)	43,336	3,456,046
Silicon Laboratories Inc (b)	16,479	2,347,434
SiTime Corp (b)	10,947	3,974,965
SkyWater Technology Inc (b)	14,149	447,957
Skyworks Solutions Inc	75,131	4,189,305
SolarEdge Technologies Inc (b)(c)	30,045	929,893
Synaptics Inc (b)	19,476	1,606,965
Teradyne Inc	78,422	18,903,623
Texas Instruments Inc	454,898	98,053,264
Ultra Clean Holdings Inc (b)	22,447	980,485
Universal Display Corp	22,217	2,550,956
Veeco Instruments Inc (b)	29,633	925,439
		4,502,759,104
Software - 8.5%
8x8 Inc (b)	61,059	101,358
A10 Networks Inc	36,739	640,728
ACI Worldwide Inc (b)	52,198	2,263,305
Adeia Inc	54,139	979,375
Adobe Inc (b)	209,583	61,460,215
Agilysys Inc (b)	12,548	1,088,539
Alarm.com Holdings Inc (b)	25,121	1,225,402
Alkami Technology Inc (b)(c)	39,095	828,423
Amplitude Inc Class A (b)	45,235	414,805
Appfolio Inc Class A (b)	11,571	2,197,101
Appian Corp Class A (b)	19,496	543,938
AppLovin Corp Class A (b)	135,523	64,117,287
Arteris Inc (b)	14,935	224,174
Asana Inc Class A (b)(c)	44,639	457,550
Atlassian Corp Class A (b)	84,134	9,942,956
Aurora Innovation Inc Class A (b)(c)	605,739	2,544,104
Autodesk Inc (b)	106,637	26,965,298
AvePoint Inc Class A (b)	71,697	833,836
Bentley Systems Inc Class B	74,691	2,623,148
BILL Holdings Inc (b)	44,456	1,919,166
BitMine Immersion Technologies Inc	142,222	3,569,772
Blackbaud Inc (b)	18,635	1,000,700
BlackLine Inc (b)	25,109	1,166,815
Blend Labs Inc Class A (b)	107,566	256,007
Box Inc Class A (b)	72,253	1,831,614
Braze Inc Class A (b)	43,314	901,797
C3.ai Inc Class A (b)(c)	62,551	688,687
Cadence Design Systems Inc (b)	136,288	40,390,312
Ccc Intelligent Solutions Holdings Inc Class A (b)	291,746	2,211,435
Cerence Inc (b)	20,582	233,194
Cipher Mining Inc (b)(c)	145,752	2,326,202
Circle Internet Group Inc Class A	26,929	1,721,571
Cleanspark Inc (b)(c)	141,064	1,670,198
Clear Secure Inc Class A	44,584	1,454,330
Clearwater Analytics Holdings Inc Class A (b)	144,337	3,477,078
Commvault Systems Inc (b)	22,172	1,900,140
Confluent Inc Class A (b)	149,298	4,559,561
Consensus Cloud Solutions Inc (b)	9,292	198,477
Core Scientific Inc (b)	155,325	2,794,297
Crowdstrike Holdings Inc Class A (b)	125,644	55,459,890
Daily Journal Corp (b)(c)	472	276,767
Datadog Inc Class A (b)	162,963	21,074,375
Digimarc Corp (b)	6,348	38,913
Digital Turbine Inc (b)	51,048	266,471
Docusign Inc (b)	100,790	5,295,507
Dolby Laboratories Inc Class A	31,245	2,005,617
Domo Inc Class B (b)	16,615	97,530
Dropbox Inc Class A (b)	87,262	2,223,436
Dynatrace Inc (b)	151,045	5,753,304
Elastic NV (b)	46,782	3,084,337
Expensify Inc Class A (b)	22,932	33,251
Fair Isaac Corp (b)	11,872	17,370,754
Five9 Inc (b)	41,893	739,830
Fortinet Inc (b)	316,536	25,721,715
Freshworks Inc Class A (b)	104,694	1,128,601
Gen Digital Inc	280,825	6,736,992
Gitlab Inc Class A (b)	70,167	2,454,442
Guidewire Software Inc (b)	42,486	5,980,329
HubSpot Inc (b)	26,195	7,334,600
I3 Verticals Inc Class A (b)(c)	10,329	229,407
Intapp Inc (b)	28,637	972,226
InterDigital Inc	12,905	4,212,708
Intuit Inc	139,586	69,642,247
Jamf Holding Corp (b)	40,667	530,704
Klaviyo Inc Class A (b)	68,822	1,528,537
LiveRamp Holdings Inc (b)	32,517	791,789
Manhattan Associates Inc (b)	30,251	4,568,204
MARA Holdings Inc (b)(c)	189,344	1,798,768
Microsoft Corp	3,721,052	1,601,131,465
Mitek Systems Inc (b)	23,283	233,296
N-able Inc/US (b)	34,245	207,867
nCino Inc (b)	52,154	1,113,488
NCR Voyix Corp (b)	67,719	671,772
NextNav Inc Class A (b)	44,200	634,712
Nutanix Inc Class A (b)	135,848	5,342,902
OneSpan Inc	18,414	216,917
Onestream Inc Class A (b)	40,456	955,166
Ooma Inc (b)	11,437	134,385
Oracle Corp	842,112	138,594,793
PagerDuty Inc (b)	47,778	506,447
Palantir Technologies Inc Class A (b)	1,143,671	167,650,732
Palo Alto Networks Inc (b)	342,438	60,601,253
PAR Technology Corp (b)	20,184	529,023
Pegasystems Inc	45,685	1,995,978
Pivotal Software Inc rights (b)(d)	5,752	0
Porch Group Inc (b)	49,586	391,234
Procore Technologies Inc (b)	59,709	3,372,961
Progress Software Corp (b)	21,500	879,780
PTC Inc (b)	59,857	9,345,473
Q2 Holdings Inc (b)	31,434	1,925,333
Qualys Inc (b)	18,070	2,383,433
Rapid7 Inc (b)	27,804	331,424
Red Violet Inc	6,461	293,846
Rekor Systems Inc (b)	61,149	67,875
RingCentral Inc Class A (b)	38,827	1,004,843
Riot Platforms Inc (b)	161,919	2,504,887
Roper Technologies Inc	53,888	20,004,842
Rubrik Inc Class A (b)	71,053	3,975,415
Salesforce Inc	476,642	101,186,330
Samsara Inc Class A (b)	174,879	4,905,356
SEMrush Holdings Inc Class A (b)	22,452	266,954
SentinelOne Inc Class A (b)	160,522	2,244,098
Servicenow Inc (b)	519,398	60,774,760
SoundHound AI Inc Class A (b)(c)	193,188	1,634,370
Sprinklr Inc Class A (b)	63,789	406,974
Sprout Social Inc Class A (b)	26,792	242,468
SPS Commerce Inc (b)	18,897	1,686,746
Strategy Inc Class A (b)	134,067	20,071,171
Synopsys Inc (b)	93,006	43,258,486
Telos Corp (b)	28,418	155,162
Tenable Holdings Inc (b)	60,076	1,325,277
Teradata Corp (b)	46,816	1,335,192
Terawulf Inc (b)	164,646	2,201,317
Trimble Inc (b)	119,520	8,079,552
Tyler Technologies Inc (b)	21,648	7,996,771
UiPath Inc Class A (b)	211,172	2,658,655
Unity Software Inc (b)	171,451	4,989,224
Varonis Systems Inc (b)	59,088	1,763,186
Veritone Inc (b)	41,759	149,080
Vertex Inc Class A (b)	37,550	696,553
Viant Technology Inc Class A (b)	7,327	86,605
Weave Communications Inc (b)	32,987	214,416
Workday Inc Class A (b)	108,678	19,087,117
Workiva Inc Class A (b)	26,373	2,031,248
Xperi Inc (b)	20,670	116,992
Yext Inc (b)	49,696	355,823
Zeta Global Holdings Corp Class A (b)	98,906	1,837,673
Zoom Communications Inc Class A (b)	133,959	12,337,624
Zscaler Inc (b)	50,756	10,151,708
		2,842,322,576
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	7,397,905	1,919,608,390
Corsair Gaming Inc (b)	20,473	104,412
Dell Technologies Inc Class C	150,959	17,275,748
Diebold Nixdorf Inc (b)	18,010	1,242,870
Eastman Kodak Co (b)	36,191	264,918
GPGI Inc Class A (b)	35,355	833,317
Hewlett Packard Enterprise Co	659,786	14,198,595
HP Inc	468,395	9,105,599
Immersion Corp	15,581	104,704
IonQ Inc (b)(c)	177,510	7,096,850
NetApp Inc	99,867	9,622,185
Pure Storage Inc Class A (b)	156,136	10,857,697
Sandisk Corp/DE	69,710	40,170,388
Seagate Technology Holdings PLC	109,093	44,476,125
Super Micro Computer Inc (b)(c)	250,714	7,298,285
Turtle Beach Corp (b)	6,906	82,596
Western Digital Corp	171,192	42,837,374
Xerox Holdings Corp	54,101	118,481
		2,125,298,534
TOTAL INFORMATION TECHNOLOGY		10,469,754,410
Materials - 2.2%
Chemicals - 1.1%
AdvanSix Inc	13,527	214,268
Air Products and Chemicals Inc	111,421	30,362,223
Albemarle Corp	58,848	10,041,234
American Vanguard Corp (b)	17,173	87,239
Arq Inc (b)	14,648	52,147
Ashland Inc	23,250	1,421,970
ASP Isotopes Inc (b)(c)	55,628	352,682
Aspen Aerogels Inc (b)	30,808	103,823
Avient Corp	46,472	1,679,963
Axalta Coating Systems Ltd (b)	106,254	3,568,009
Balchem Corp	16,279	2,770,197
Cabot Corp	27,064	1,953,750
Celanese Corp	55,076	2,447,577
CF Industries Holdings Inc	77,949	7,267,185
Chemours Co/The	73,753	1,105,557
Corteva Inc	338,258	24,625,182
Dow Inc	356,203	9,813,393
DuPont de Nemours Inc	210,010	9,223,639
Eastman Chemical Co	57,258	3,969,125
Ecolab Inc	127,580	35,976,284
Ecovyst Inc (b)	55,583	589,736
Element Solutions Inc	113,405	3,300,086
FMC Corp	62,903	993,867
Hawkins Inc	10,513	1,369,318
HB Fuller Co	27,461	1,650,406
Huntsman Corp	80,557	871,627
Ingevity Corp (b)	18,206	1,197,773
Innospec Inc	12,155	993,307
International Flavors & Fragrances Inc	128,263	8,954,040
Intrepid Potash Inc (b)	4,913	161,343
Koppers Holdings Inc	9,244	272,328
Kronos Worldwide Inc	10,509	55,172
Linde PLC	233,687	106,787,948
LSB Industries Inc (b)	26,471	245,916
LyondellBasell Industries NV Class A1	129,151	6,328,399
Mativ Holdings Inc	28,033	337,798
Minerals Technologies Inc	15,870	1,043,611
Mosaic Co/The	159,561	4,387,928
NewMarket Corp	3,890	2,609,373
Olin Corp	57,356	1,193,578
Origin Materials Inc Class A (b)	76,148	14,392
Perimeter Solutions Inc (b)	70,441	1,842,032
PPG Industries Inc	112,612	13,021,326
PureCycle Technologies Inc (b)(c)	72,078	689,066
Quaker Chemical Corp	6,987	1,074,181
Rayonier Advanced Materials Inc (b)	33,936	263,343
RPM International Inc	64,099	6,856,029
Scotts Miracle-Gro Co/The	22,109	1,419,840
Sensient Technologies Corp	21,209	2,004,675
Sherwin-Williams Co/The	115,389	40,921,555
Solstice Advanced Materials Inc	79,475	4,909,171
Stepan Co	10,730	618,155
Trinseo PLC (c)	17,088	7,689
Tronox Holdings PLC	62,060	376,084
Westlake Corp (c)	16,896	1,340,191
		365,736,730
Construction Materials - 0.3%
Amrize Ltd (United States)	257,707	13,560,542
CRH PLC	335,502	41,068,800
Eagle Materials Inc	15,970	3,254,846
Knife River Corp (b)	28,459	1,911,591
Martin Marietta Materials Inc	30,156	19,660,204
United States Lime & Minerals Inc	5,212	628,202
Vulcan Materials Co	66,263	19,914,682
		99,998,867
Containers & Packaging - 0.2%
Amcor PLC	232,099	10,270,381
AptarGroup Inc	32,781	4,095,986
Ardagh Metal Packaging SA	70,793	310,780
Avery Dennison Corp	38,804	7,198,530
Ball Corp	134,510	7,649,584
Crown Holdings Inc	57,020	5,968,854
Graphic Packaging Holding CO	147,424	2,159,762
Greif Inc Class A	13,046	921,309
International Paper Co	264,339	10,658,148
Myers Industries Inc	19,037	393,495
O-I Glass Inc (b)	77,669	1,186,782
Packaging Corp of America	44,670	9,941,309
Ranpak Holdings Corp Class A (b)	19,855	100,068
Sealed Air Corp	73,384	3,073,322
Silgan Holdings Inc	44,232	1,908,611
Smurfit WestRock PLC	261,386	10,881,499
Sonoco Products Co	49,470	2,374,560
TriMas Corp	16,166	562,092
		79,655,072
Metals & Mining - 0.6%
Alcoa Corp	129,715	7,369,109
Alpha Metallurgical Resources Inc (b)	5,471	1,147,816
Century Aluminum Co (b)	26,549	1,203,466
Cleveland-Cliffs Inc (b)	285,460	3,927,930
Coeur Mining Inc (b)	321,708	6,575,712
Commercial Metals Co	55,269	4,248,528
Compass Minerals International Inc (b)	17,646	440,797
Contango ORE Inc (b)	5,918	167,775
Freeport-McMoRan Inc	718,967	43,303,382
Hecla Mining Co	335,666	7,559,198
Idaho Strategic Resources Inc (b)(c)	7,354	265,185
Ivanhoe Electric Inc / US (b)	54,062	923,920
Kaiser Aluminum Corp	7,973	977,649
Materion Corp	10,330	1,428,432
Mesabi Trust	7,121	234,281
Metallus Inc (b)	16,887	336,896
MP Materials Corp (b)(c)	67,238	3,951,577
Newmont Corp	546,443	61,392,872
Nucor Corp	114,592	20,365,290
Olympic Steel Inc	4,502	216,501
Ramaco Resources Inc Class A (b)	20,010	390,395
Reliance Inc	26,171	8,623,345
Royal Gold Inc	40,530	10,671,954
Ryerson Holding Corp	14,038	396,152
Steel Dynamics Inc	68,650	12,327,481
SunCoke Energy Inc	40,448	317,921
Warrior Met Coal Inc	26,144	2,334,659
Worthington Steel Inc	17,298	695,899
		201,794,122
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	7,532	126,688
Louisiana-Pacific Corp	31,769	2,660,336
Sylvamo Corp	16,538	809,370
		3,596,394
TOTAL MATERIALS		750,781,185
Real Estate - 2.2%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	35,379	733,760
Alpine Income Property Trust Inc	7,702	135,708
American Assets Trust Inc	22,261	402,034
Armada Hoffler Properties Inc Class A	37,935	264,407
Broadstone Net Lease Inc Class A	95,750	1,772,333
CTO Realty Growth Inc	15,025	266,994
Essential Properties Realty Trust Inc	99,151	3,010,224
Gladstone Commercial Corp	26,799	312,208
Global Net Lease Inc	100,125	947,183
WP Carey Inc	109,866	7,663,154
		15,508,005
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	77,508	4,235,037
American Healthcare REIT Inc	88,118	4,133,615
CareTrust REIT Inc	112,012	4,182,528
Community Healthcare Trust Inc	13,894	240,088
Diversified Healthcare Trust	110,617	642,685
Global Medical REIT Inc	6,274	216,704
Healthcare Realty Trust Inc	176,536	2,964,039
Healthpeak Properties Inc	348,142	6,001,968
LTC Properties Inc	24,636	898,475
Medical Properties Trust Inc (c)	247,646	1,243,183
National Health Investors Inc	23,813	1,955,524
Omega Healthcare Investors Inc	147,931	6,491,212
Sabra Health Care REIT Inc	125,515	2,350,896
Sila Realty Trust Inc	31,537	767,926
Universal Health Realty Income Trust	6,380	253,477
Ventas Inc	235,176	18,266,120
Welltower Inc	343,580	64,716,730
		119,560,207
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	112,661	1,311,374
Chatham Lodging Trust	27,815	197,765
DiamondRock Hospitality Co	103,289	948,193
Host Hotels & Resorts Inc	320,138	5,932,157
Park Hotels & Resorts Inc	103,244	1,128,457
Pebblebrook Hotel Trust	56,914	649,958
RLJ Lodging Trust	78,964	586,703
Ryman Hospitality Properties Inc	31,483	2,981,440
Service Properties Trust	77,121	153,470
Summit Hotel Properties Inc	50,482	223,130
Sunstone Hotel Investors Inc	92,389	810,252
Xenia Hotels & Resorts Inc	46,945	692,439
		15,615,338
Industrial REITs - 0.3%
Americold Realty Trust Inc	143,583	1,781,865
EastGroup Properties Inc	26,696	4,849,061
First Industrial Realty Trust Inc	66,314	3,848,201
Lineage Inc	28,846	1,030,091
LXP Industrial Trust	29,973	1,485,162
One Liberty Properties Inc	7,332	158,005
Prologis Inc	465,012	60,711,967
Rexford Industrial Realty Inc	116,125	4,706,546
STAG Industrial Inc Class A	93,677	3,513,824
Terreno Realty Corp	51,588	3,174,726
		85,259,448
Office REITs - 0.1%
Brandywine Realty Trust	78,943	223,409
BXP Inc	73,860	4,776,526
COPT Defense Properties	56,459	1,739,502
Cousins Properties Inc	84,849	2,141,589
Douglas Emmett Inc	85,501	902,891
Easterly Government Properties Inc	26,856	628,162
Empire State Realty Trust Inc Class A	68,645	455,116
Highwoods Properties Inc	55,857	1,443,903
Hudson Pacific Properties Inc (b)	26,190	225,758
JBG SMITH Properties	29,969	504,678
Kilroy Realty Corp	54,855	1,891,400
NET Lease Office Properties	8,623	168,235
Orion Properties Inc	22,412	49,979
Peakstone Realty Trust	16,649	260,057
Piedmont Realty Trust Inc Class A1	61,469	517,569
Postal Realty Trust Inc Class A	11,398	207,786
SL Green Realty Corp	35,013	1,567,882
Vornado Realty Trust	81,298	2,591,780
		20,296,222
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	146,752	24,996,268
Compass Inc Class A (b)	243,212	3,045,014
CoStar Group Inc (b)	212,547	13,071,641
Cushman & Wakefield Ltd	114,966	1,890,041
Douglas Elliman Inc (b)	34,914	94,268
eXp World Holdings Inc (c)	44,968	406,511
Forestar Group Inc (b)	9,336	242,923
Howard Hughes Holdings Inc (b)	15,301	1,249,480
Jones Lang LaSalle Inc (b)	23,834	8,530,427
Kennedy-Wilson Holdings Inc	61,881	609,528
Marcus & Millichap Inc	11,173	303,906
Newmark Group Inc Class A	80,522	1,435,707
Opendoor Technologies Inc Class A (b)	401,228	2,066,324
Opendoor Technologies Inc warrants 11/20/2026 (b)	10,795	9,196
Opendoor Technologies Inc warrants 11/20/2026 (b)	10,795	4,917
Opendoor Technologies Inc warrants 11/20/2026 (b)	10,795	4,275
RE/MAX Holdings Inc Class A (b)	9,736	75,746
RMR Group Inc/The Class A	8,881	134,547
Seaport Entertainment Group Inc (b)	3,853	72,783
St Joe Co/The	19,560	1,294,676
Tejon Ranch Co (b)	11,393	183,313
Zillow Group Inc Class A (b)	27,364	1,703,135
Zillow Group Inc Class C (b)	85,274	5,374,821
		66,799,447
Residential REITs - 0.2%
American Homes 4 Rent Class A	162,733	5,096,798
Apartment Investment and Management Co Class A	61,115	359,356
AvalonBay Communities Inc	71,032	12,620,255
Camden Property Trust	53,164	5,797,534
Centerspace	8,393	539,418
Equity LifeStyle Properties Inc	96,961	6,125,026
Equity Residential	174,019	10,844,864
Essex Property Trust Inc	32,195	8,108,955
Independence Realty Trust Inc	119,912	2,002,530
Invitation Homes Inc	282,468	7,550,370
Mid-America Apartment Communities Inc	58,525	7,859,908
NexPoint Residential Trust Inc	10,185	307,790
Sun Communities Inc	58,111	7,405,085
UDR Inc	150,271	5,582,568
UMH Properties Inc	42,605	665,916
Veris Residential Inc	43,420	659,550
		81,525,923
Retail REITs - 0.3%
Acadia Realty Trust	64,160	1,283,842
Agree Realty Corp	57,431	4,148,241
Alexander's Inc	1,017	249,063
Brixmor Property Group Inc	153,047	4,100,129
CBL & Associates Properties Inc	8,100	289,980
Curbline Properties Corp	47,618	1,154,737
Federal Realty Investment Trust	39,381	3,983,782
FrontView REIT Inc	9,759	160,145
Getty Realty Corp	26,745	798,606
InvenTrust Properties Corp	39,038	1,147,327
Kimco Realty Corp	338,710	7,140,007
Kite Realty Group Trust	108,945	2,559,118
Macerich Co/The	129,266	2,447,005
NETSTREIT Corp (c)	42,594	802,471
NNN REIT Inc	94,805	3,950,524
Phillips Edison & Co Inc	63,785	2,310,931
Realty Income Corp	460,779	28,181,244
Regency Centers Corp	82,196	5,989,623
Saul Centers Inc	6,413	203,484
Simon Property Group Inc	163,253	31,231,931
SITE Centers Corp	30,501	186,666
Tanger Inc	57,999	1,897,727
Urban Edge Properties	64,050	1,244,492
Whitestone REIT	20,639	293,899
		105,754,974
Specialized REITs - 0.7%
American Tower Corp	234,422	42,027,176
Crown Castle Inc	218,130	18,935,865
CubeSmart	114,036	4,279,771
Digital Realty Trust Inc	161,688	26,832,124
EPR Properties	38,348	2,079,996
Equinix Inc	49,154	40,351,993
Extra Space Storage Inc	106,662	14,716,156
Farmland Partners Inc	20,053	232,815
Four Corners Property Trust Inc	54,622	1,346,432
Gaming and Leisure Properties Inc	141,726	6,342,239
Gladstone Land Corp	17,625	196,519
Iron Mountain Inc	147,996	13,634,871
Lamar Advertising Co Class A	43,403	5,569,039
Millrose Properties Inc Class A	76,986	2,294,183
National Storage Affiliates Trust	36,174	1,150,695
Outfront Media Inc	73,173	1,779,567
Public Storage	79,022	21,825,086
Rayonier Inc	74,754	1,699,906
Safehold Inc	23,021	324,826
SBA Communications Corp Class A	53,354	9,823,005
VICI Properties Inc	535,149	15,026,984
Weyerhaeuser Co	362,824	9,353,603
		239,822,851
TOTAL REAL ESTATE		750,142,415
Utilities - 2.2%
Electric Utilities - 1.4%
Alliant Energy Corp	128,821	8,490,592
American Electric Power Co Inc	267,892	32,086,764
Constellation Energy Corp	156,367	43,889,090
Duke Energy Corp	389,276	47,238,643
Edison International	192,588	11,994,381
Entergy Corp	223,576	21,438,703
Evergy Inc	115,662	8,874,745
Eversource Energy	187,766	12,980,264
Exelon Corp	505,990	22,658,232
FirstEnergy Corp	260,152	12,315,596
Hawaiian Electric Industries Inc (b)	86,692	1,328,120
IDACORP Inc	27,144	3,604,452
MGE Energy Inc	17,972	1,435,602
NextEra Energy Inc	1,042,678	91,651,396
NRG Energy Inc	95,952	14,645,154
OGE Energy Corp	101,881	4,450,162
Oklo Inc Class A (b)(c)	61,723	4,914,385
Otter Tail Corp	21,151	1,885,822
PG&E Corp	1,099,992	16,961,877
Pinnacle West Capital Corp	59,760	5,591,146
Portland General Electric Co	56,574	2,842,844
PPL Corp	370,502	13,430,698
Southern Co/The	551,101	49,218,830
TXNM Energy Inc	48,843	2,877,830
Xcel Energy Inc	295,961	22,510,794
		459,316,122
Gas Utilities - 0.1%
Atmos Energy Corp	80,032	13,312,524
Chesapeake Utilities Corp	11,932	1,535,410
MDU Resources Group Inc	100,579	2,062,875
National Fuel Gas Co	45,230	3,788,013
New Jersey Resources Corp	49,809	2,464,549
Northwest Natural Holding Co	21,774	1,013,797
ONE Gas Inc	30,659	2,439,230
Southwest Gas Holdings Inc	32,598	2,699,766
Spire Inc	29,837	2,520,928
UGI Corp	107,344	4,305,568
		36,142,660
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	356,376	5,220,908
Clearway Energy Inc Class A	27,377	924,521
Clearway Energy Inc Class C	33,719	1,218,942
Hallador Energy Co (b)	16,778	310,225
Ormat Technologies Inc	30,308	3,786,682
Talen Energy Corp (b)	22,859	7,963,161
Vistra Corp	159,529	25,261,418
		44,685,857
Multi-Utilities - 0.5%
Ameren Corp	135,106	13,953,748
Avista Corp	41,612	1,718,158
Black Hills Corp	37,832	2,760,979
CenterPoint Energy Inc	326,226	12,947,910
CMS Energy Corp	151,887	10,858,402
Consolidated Edison Inc	180,831	19,282,010
Dominion Energy Inc	427,465	25,720,569
DTE Energy Co	104,073	13,985,330
NiSource Inc	238,424	10,559,799
Northwestern Energy Group Inc	31,022	2,105,153
Public Service Enterprise Group Inc	250,299	20,614,626
Sempra	326,698	28,425,993
Unitil Corp	8,837	449,891
WEC Energy Group Inc	162,637	17,999,037
		181,381,605
Water Utilities - 0.1%
American States Water Co	19,091	1,392,879
American Water Works Co Inc	97,745	12,621,812
Cadiz Inc (b)(c)	29,077	163,993
California Water Service Group	30,576	1,366,747
Consolidated Water Co Ltd	8,867	335,882
Essential Utilities Inc	141,849	5,502,323
H2O America	16,603	864,020
Middlesex Water Co	8,675	454,397
York Water Co/The	6,624	222,434
		22,924,487
TOTAL UTILITIES		744,450,731
TOTAL UNITED STATES		33,275,011,136
TOTAL COMMON STOCKS (Cost $20,106,705,518)		33,430,688,367

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (h) (Cost $4,657,611)	3.82	4,663,000	4,658,346

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	79,874,107	79,890,082
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	158,105,039	158,120,849
TOTAL MONEY MARKET FUNDS (Cost $238,010,931)			238,010,931

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $20,349,374,060)	33,673,357,644
NET OTHER ASSETS (LIABILITIES) - (0.5)% (f)	(157,306,418)
NET ASSETS - 100.0%	33,516,051,226

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	46	3/2026	6,036,580	183,408
CME E-Mini S&P 500 Index Contracts (United States)	206	3/2026	71,747,225	988,187
CME E-Mini S&P MidCap 400 Index Contracts (United States)	12	3/2026	4,137,000	106,451

TOTAL FUTURES CONTRACTS				1,278,046
The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $631,616 or 0.0% of net assets.

(f)	Includes $2,642,743 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,658,346.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,722,452.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	103,075,810	438,480,066	461,662,360	567,311	(3,434)	-	79,890,082	79,874,107	0.1%
Fidelity Securities Lending Cash Central Fund	134,662,075	203,600,167	180,141,654	214,968	261	-	158,120,849	158,105,039	0.5%
Total	237,737,885	642,080,233	641,804,014	782,279	(3,173)	-	238,010,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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